UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

Date of fiscal year end: January 31

Date of reporting period: January 31, 2018

Item 1.	Report to Shareholders.

YORKTOWN GROWTH FUND

YORKTOWN CAPITAL INCOME FUND

YORKTOWN MULTI-ASSET INCOME FUND

YORKTOWN SHORT TERM BOND FUND

YORKTOWN MASTER ALLOCATION FUND

YORKTOWN SMALL CAP FUND

YORKTOWN MID CAP FUND

ANNUAL REPORT DATED JANUARY 31, 2018

CONTENTS
Letter to Shareholders	1-4
Financial Statements
Schedule of Investments
Growth Fund	5-8
Capital Income Fund	9-12
Multi-Asset Income Fund	13-20
Short Term Bond Fund	21-27
Master Allocation Fund	28
Small Cap Fund	29
Mid Cap Fund	30
Statements of Assets and Liabilities	31-34
Statements of Operations	35-36
Statements of Changes in Net Assets	37-44
Financial Highlights
Growth Fund	45-47
Capital Income Fund	48-50
Multi-Asset Income Fund	51-54
Short Term Bond Fund	55-57
Master Allocation Fund	58-60
Small Cap Fund	61-63
Mid Cap Fund	64-66
Notes to Financial Statements	67-84
Report of Independent Registered Public Accounting Firm	85-86
Additional Federal Income Tax Information	87
Performance and Growth of $10,000 Graphs	88-92
Expense Examples	93-95
Other Information	96-99
Trustees and Officers	100-101

Dear Fellow Shareholders,

We are pleased to provide you with this annual report for our fiscal year ended January 31, 2018 which discusses your Yorktown Funds market outlook, as well as our plans to continue to provide products and services that strive to meet the evolving needs of our shareholders and their financial advisors.

Equity markets rallied over the fiscal year, supported by strong corporate earnings and signs of a synchronized global economic upturn. Several indexes reached record highs.

The Federal Reserve did what just about everyone expected at the end of January, keeping short-term interest rates unchanged while providing forward guidance that economic growth remains on track for further hikes in 2018. The federal funds rate remains in a range from 1.25 - 1.50% and the Fed continues to pay banks 1.50% on their reserve balances.

The primary changes in the language of that statement reflect increased confidence that inflation is moving towards the Fed’s 2% target. While the December statement noted that inflation was “expected to remain below 2% in the near term”, the Fed now expects inflation to “move up this year and stabilize around the Committee’s 2 percent objective in the medium term.”

The Year In Review

We hope that this review of market conditions over the last year will provide relevant context for your review of the information contained in this report.

-

All major market indexes appeared positive for the fiscal year. The solid gains were buoyed by continued economic expansion throughout the United States and countries abroad. The biggest winners of the fiscal year were the FTSE Emerging Index 37.48% and the FTSE All-World ex US Index 29.63%. Followed by the S&P 500 Index with a gain of 26.41%, Russell 1000 with a 25.84% gain, S&P Mid Cap 400 with a gain of 17.61% and the S&P Small Cap 600 index rounds out the group with a gain of 16.56%. Please note the wide range of performance across the world Indices.

-

Confidence, Confidence, Confidence. There are some big things happening in the financial markets. Stocks are hitting record highs and bond yields are bouncing off record lows. The S&P 500 index is up almost 35% since just before the November 2016 election. 10 year T-Bond yields are now 2.64%, almost twice as high as their all-time record low of 1.36% in July 2016. It’s not because equity prices were soaring and therefore the downside bubble popping risks were greater, it’s because the markets are exhibiting more confidence and more willingness to take risk. Inflation is still the risk that will break confidence if excess money relative to the demand for it occurs. Fortunately it has not developed and confidence remains strong.

The U.S. Economy. The U.S. economy expanded at a slower pace in the fourth quarter, as previously reported, and appeared to remain on a moderate growth path as President Donald Trump took office with a promise to reinvigorate manufacturing and protect jobs. Trump has pledged to boost annual economic growth to 4% through a mix of infrastructure spending, sweeping tax cuts and deregulation. U.S unemployment continued to experience steady gains over the past year, and lower gas prices helped to stimulate consumer spending.

Low Volatility Environment

In 2017 we finally experienced a swift and significant decoupling of sector correlations, which led to a US equity market devoid of volatility. Prior to 2017, sector correlations held reliably above 80% each month ever since 2009. In 2017, however, sector correlations dropped to 50% and remained there throughout the year. A reduction of this magnitude coupled with improving company fundamentals and an incoming pro-business administration led to a tranquil melt-up in equity prices, with only minimal flare ups in volatility around the Trump administration’s failure to dismantle the Affordable Care Act and rising geopolitical tension with North Korea. Both sets of events were short lived and of limited impact in the eyes of market participants, particularly when juxtaposed with the passage of tax reform later in the year. It is no wonder then that the Chicago Board of Exchange Volatility Index (VIX)—often referred to as the “investor fear gauge”—closed under 10 for back-to-back weeks during the year.

US Dollar, Global Exposure, Domestic Economy

Over the course of 2017, the US dollar depreciated nearly 10% relative to a basket of currencies comprised of its major trading partners; thereby, reducing the cost of US exports thus spurring their demand globally. A weaker dollar and stronger global growth were mutually reinforcing and beneficial to US multinational companies as well. For example, companies in the S&P 500 index that generated more than half their revenues outside the US experienced, on average, faster earnings and revenue growth relative to their less globally exposed counterparts. Going forward, however, as more of the Trump administration’s policy focus centers on infrastructure, immigration, and defense, we anticipate a larger share of the benefit to be directed toward smaller domestic companies, which would lead to a further reduction in unemployment, higher wages, and stronger growth.

The Market Impact

Income Funds

Multi-Asset Income Fund

For the fiscal year ended January 31, 2018, the Multi-Asset Income Fund’s Class A Shares (APIUX) had a total return of 10.10% vs. a total return of 5.83% for the Dow Jones Conservative Relative Risk Index over the same period. The Fund’s performance during the year was enhanced by its diversified investments in Business Development Companies, fixed income and REITs. The Fund also benefited from a timely shift to equities and a more total return focus after the 3rd quarter. Underweighted equities were a drag on the portfolio for much of the fiscal year until after the November 2017 elections.

Short Term Bond Fund

For the fiscal year ended January 31, 2018, the Short Term Bond Fund Fund’s Class A Shares (APIMX) had a total return of 4.18% vs. a total return of 2.15% for the Bloomberg Barclays U.S. Aggregate Index over the same period. The Fund’s performance during the year was enhanced by its investments in front end bonds, asset heavy bonds, high coupon and callable bonds. Energy-related issue concerns that plagued the market as the year began settled down. By year end, a more rational market had returned and the very issues that had caused the greatest concern finished 2017 among the year’s best performers. The Fund owed some of its performance throughout the year to security selection and, most recently, to floating rate notes, fixed-to-float hybrids and corporate bonds with better spread/yield. Meanwhile, benchmark returns faltered as a result of larger positions in treasuries and the tight spread from large index paper that incurred more interest rate risk after the election.

Interest Rates. The US Treasury curve for the fiscal year saw a large move higher in rates on the short end while the long end (30 year) actually fell. This caused the curve to flatten - especially 5 years and out. At fiscal year end, the 5 year sat at 2.51% while the 30 year was 2.93%. That is 42 basis points for 25 years additional length! That is the flattest since October of 2007. The 1 year treasury saw the largest increase year over year with rates moving higher by 106 basis points. While the tightening has been happening since the Fed began its tapering of QE back in 2014, only recently have investors been paying attention as many don’t associate tapering with the beginning of the tightening cycle. Historically interest rate hikes begin the process, but we are exiting an unusual period with the Fed implementation of QE.

Credit trends remain supportive of the tightening in the market but volatility at historic lows could be a concern. Companies continue to post growth in the top line and earnings along with lower tax rates continue to benefit the credit markets across the board. Flows are still solid in the Fixed Income market and the US continues to look like the relative value around the globe. As we enter the next fiscal year we will learn more on the impact repatriation, policy changes, Federal Reserve rate hikes and tax reform will have on not only real rates but the shape of the yield curve and spreads.

Equity Funds

Yorktown Capital Income Fund
Yorktown Growth Fund
Yorktown Master Allocation Fund
Yorktown Mid-Cap Fund
Yorktown Small-Cap Fund

For the fiscal year ended January 31, 2018, the Capital Income Fund’s Class A Shares (APIGX) had a total return of 19.21%; the Growth Fund’s Class A Shares (AFGGX) had a total return of 29.38%; and the Master Allocation Fund’s Class A Shares (APIFX) had a total return of 18.55% vs. a total return of 26.52% for the MSCI World Index over the same period. The Yorktown Growth Fund outperformed its benchmark index for the fiscal year because of its inclusion of the broad spectrum of small, medium, and large international holdings, with the primary boost being the emerging markets. The Capital

Income Fund and Master Allocation Fund underperformed their index because of the inclusion of higher yielding equities and domestic small and mid cap companies which underperformed. The same is true for the Yorktown Mid-Cap Fund’s Class A Shares (YWBAX) which had a total return of 9.04% vs. a total return of 20.08% for the Russell Mid Cap Index and the Yorktown Small-Cap Fund’s Class A Shares (YOVAX) which had a total return of 12.37% vs. a total return of 17.18% for the Russell 2000 Index over the same period.

Protecting Your Financial Future. We firmly believe that, in addition to your active involvement in the investment process, a financial advisor is a key resource to help you build a complete picture of your current and future financial needs. Financial advisors can provide professional expertise, as well as an understanding of the market’s history and factors such as long-term returns and the volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance. Please contact your financial advisor if you have any questions about the contents of this report.

On behalf of Yorktown Funds, I would like to thank you for your continued support and confidence in our products. We value the trust you have placed in us and look forward to continuing to serve you and your financial advisor in the future.

Sincerely,

David D. Basten
Founder & Chief Executive Officer
Yorktown Funds

Investing involves risk, including loss of principal. Diversification does not ensure a profit or guarantee against loss. High yield securities are subject to greater levels of interest rate, credit and liquidity risk. In general, as prevailing interest rates rise, fixed income securities prices will fall.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-544-6060. The performance quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Distributed by Unified Financial Securities, LLC. (Member FINRA)

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS

January 31, 2018

	Shares	Fair Value
COMMON STOCKS — 99.49%
Consumer Discretionary — 18.78%
Amazon.com, Inc.(a)	270	$391,740
ASOS PLC(a)	4,000	422,230
Autoliv, Inc.	2,500	380,525
AutoZone, Inc.(a)	420	321,485
Bojangles', Inc.(a)	24,500	300,125
Christian Dior SE	1,000	386,840
Dorman Products, Inc.(a)	4,300	324,392
Entercom Communications Corporation, Class A	26,000	287,300
Foot Locker, Inc.	7,000	344,050
Gentex Corporation	18,000	426,240
Hermes International SA	625	345,438
KB Home	8,400	264,768
LCI Industries	2,680	295,470
Lear Corporation	2,000	386,280
Liberty Broadband Corporation, Class A(a)	3,700	350,168
Liberty Broadband Corporation, Class C(a)	3,600	343,980
Liberty Expedia Holdings, Inc., Class A(a)	5,000	234,450
Liberty Media Corporation - Liberty SiriusXM - Series A(a)	7,200	324,072
Liberty Ventures - Series A(a)	5,600	330,008
Lions Gate Entertainment Corporation, Class B(a)	10,000	320,000
LKQ Corporation(a)	7,600	319,428
Lowe's Companies, Inc.	3,600	377,028
LVMH Moet Hennessy Louis Vuitton SE - ADR	6,200	388,585
Naspers Limited, Class N - ADR	6,700	385,786
Nexstar Media Group, Inc., Class A	5,886	442,038
NIKE, Inc., Class B	4,900	334,278
Nitori Holdings Company Limited	2,300	366,285
NVR, Inc.(a)	110	349,599
Panasonic Corporation - ADR	22,500	335,250
RELX NV - ADR	16,918	371,519
SEB SA	1,400	289,212
Sekisui Chemical Company Limited	16,000	304,860
Tenneco, Inc.	5,400	313,254
Thor Industries, Inc.	3,000	409,980
Toll Brothers, Inc.	8,000	372,640
Valeo SA - ADR	11,400	449,844
Yue Yuen Industrial Holdings Limited - ADR	14,500	324,800
		12,913,947
Consumer Staples — 5.24%
Cia Cervecerias Unidas SA - ADR	13,000	381,810
Constellation Brands, Inc., Class A	1,700	373,099
Fomento Economico Mexicano SAB de CV - ADR	3,200	312,128
Henkel AG & Company KGaA	2,500	312,849
L'Oreal SA - ADR	7,000	318,360
Nestlé SA - ADR	2,900	250,560
Pernod Ricard SA - ADR	11,000	351,230
Pigeon Corporation	7,800	304,383
Shiseido Company Limited - ADR	7,200	372,240
Spectrum Brands Holdings, Inc.	2,700	319,842
Tassal Group Limited	98,000	310,347
		3,606,848
Energy — 0.55%
Transportadora de Gas del Sur S.A. - ADR(a)	16,500	377,850

Financials — 12.33%
AIA Group Limited - ADR	10,000	343,400
Aon PLC	2,300	326,991
Aspen Insurance Holdings Ltd.	4,800	179,280
Banco Macro S.A. - ADR	3,400	369,036
Bank of Communications Company Limited	375,000	325,017
Berkshire Hathaway, Inc., Class A(a)	1	323,375
Brookfield Asset Management, Inc., Class A	9,000	376,830
Chubb Ltd.	2,500	390,375

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
CNO Financial Group, Inc.	10,000	$245,900
Essent Group Ltd.(a)	7,800	362,856
Evercore, Inc., Class A	3,500	351,925
Fairfax Financial Holdings Ltd.	347	183,115
Grupo Financiero Galicia S.A. - ADR	7,700	537,460
Hanover Insurance Group, Inc. (The)	3,000	339,450
Hong Kong Exchanges & Clearing Limited	9,500	359,954
Itau CorpBanca - ADR	20,000	305,800
LPL Financial Holdings, Inc.	6,500	387,790
Markel Corporation(a)	300	344,307
Noah Holdings Limited - ADR(a)	9,500	469,395
Ping An Insurance (Group) Company of China Limited - ADR	15,400	363,132
Piper Jaffray Companies	4,300	396,890
Raymond James Financial, Inc.	3,500	337,365
Sampo Oyj - ADR	10,600	308,354
Tokio Marine Holdings, Inc.	5,800	273,091
Washington Federal, Inc.	7,800	280,020
		8,481,108
Health Care — 10.57%
AMN Healthcare Services, Inc.(a)	6,200	332,630
BioMerieux	4,200	397,840
Cantel Medical Corporation	3,100	343,883
Centene Corporation(a)	3,500	375,340
Charles River Laboratories International, Inc.(a)	3,000	316,320
Chemed Corporation	1,700	442,969
China Biologic Products Holdings, Inc.(a)	4,000	323,720
China Medical System Holdings Limited	120,000	257,405
CSL Ltd. - ADR	5,000	296,150
Emergent BioSolutions, Inc.(a)	8,600	419,594
Essilor International SA - ADR	4,200	298,956
Fresenius Medical Care AG & Company KGaA - ADR	6,800	391,068
Genmab A/S(a)	1,400	256,426
Hill-Rom Holdings, Inc.	2,300	196,259
Medidata Solutions, Inc.(a)	4,600	313,306
Neogen Corporation(a)	4,933	291,195
Novo Nordisk A/S - ADR	5,500	305,250
Regeneron Pharmaceuticals, Inc.(a)	700	256,655
Roche Holding AG - ADR	12,000	372,000
Sinopharm Group Company Limited	60,500	267,207
STERIS PLC	4,500	409,140
Waters Corporation(a)	1,900	409,659
		7,272,972
Industrials — 16.81%
A.O. Smith Corporation	5,300	353,934
Aircastle Ltd.	14,000	330,680
Allegion PLC	3,700	318,607
American Woodmark Corporation(a)	3,200	434,720
Assa Abloy AB - ADR	27,300	301,665
Cintas Corporation	2,300	387,435
Copart, Inc.(a)	9,400	414,258
Fujitec Company Limited - ADR	17,500	240,324
Graco, Inc.	9,000	421,200
Hexcel Corporation	5,900	403,265
IDEX Corporation	2,350	337,178
IMCD Group NV	4,500	300,559
Jardine Matheson Holdings Limited - ADR	5,500	348,425
KAR Auction Services, Inc.	6,100	332,694
Kingspan Group PLC - ADR	9,000	417,077
KION Group AG	4,400	403,784
Makita Corporation - ADR	7,000	340,970
Masco Corporation	9,200	410,872
NN, Inc.	13,000	374,400
Robert Half International, Inc.	6,200	358,856
Rockwell Collins, Inc.	2,400	332,376
Secom Company Limited - ADR	16,000	307,360

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Sensata Technologies Holding NV(a)	6,500	$365,625
SGS SA - ADR	11,300	302,614
SMC Corporation	750	367,700
Teledyne Technologies, Inc.(a)	2,000	381,840
Toro Company (The)	4,800	315,120
Universal Forest Products, Inc.	8,100	302,373
US Ecology, Inc.	6,500	339,625
Viad Corporation	5,600	318,080
Waste Connections, Inc.	4,350	312,417
Wolters Kluwer NV - ADR	7,500	396,450
Woodward, Inc.	3,700	286,824
		11,559,307
Information Technology — 26.14%
Accenture PLC, Class A	2,500	401,750
Adobe Systems, Inc.(a)	2,000	399,520
Akamai Technologies, Inc.(a)	6,200	415,338
Alphabet, Inc., Class A(a)	250	295,555
Alphabet, Inc., Class C(a)	250	292,485
Amadeus IT Group S.A. - ADR	4,300	333,637
Amdocs Limited	5,000	342,000
Apple, Inc.	1,900	318,117
Automatic Data Processing, Inc.	3,500	432,705
Blackbaud, Inc.	2,900	277,878
Cadence Design Systems, Inc.(a)	6,900	309,534
CDK Global, Inc.	5,500	392,095
CDW Corporation	5,200	388,908
Cirrus Logic, Inc.(a)	6,200	307,334
Coherent, Inc.(a)	1,100	285,472
Convergys Corporation	12,000	279,240
CoreLogic, Inc.(a)	7,000	331,520
Criteo SA - ADR	7,000	166,670
Electronic Arts, Inc.(a)	2,500	317,400
Ellie Mae, Inc.(a)	3,500	327,250
Facebook, Inc., Class A(a)	1,800	336,402
FactSet Research Systems, Inc.	2,000	401,380
Fidelity National Information Services, Inc.	4,000	409,440
Gartner, Inc.(a)	3,000	416,220
Genpact Ltd.	12,000	407,280
Harris Corporation	2,400	382,512
Hexagon AB, Class B	7,450	443,614
Integrated Device Technology, Inc.(a)	11,500	343,850
Intel Corporation	8,400	404,376
Intuit, Inc.	2,300	386,170
Littelfuse, Inc.	1,560	339,050
Logitech International, S.A.	10,000	423,000
MAXIMUS, Inc.	4,600	313,628
Murata Manfacturing Company Limited - ADR	9,000	331,830
NetScout Systems, Inc.(a)	12,100	344,850
Nintendo Company Limited - ADR	8,000	456,640
Open Text Corporation	7,700	263,725
Oracle Corporation	6,200	319,858
Orbotech Limited(a)	6,000	319,560
Palo Alto Networks, Inc.(a)	1,600	252,592
Renishaw PLC	4,300	303,331
SAP SE - ADR	3,400	385,050
Silicon Motion Technology Corporation - ADR	7,300	362,664
Taiwan Semiconductor Manufacturing Company Limited - ADR	7,250	328,498
Take-Two Interactive Software, Inc.(a)	3,200	405,344
Tencent Holdings Limited - ADR	5,500	325,435
Tokyo Electron Limited - ADR	6,400	301,632
Tyler Technologies, Inc.(a)	1,600	322,416
Ultimate Software Group, Inc. (The)(a)	1,500	349,335
Universal Display Corporation	1,800	286,920
Worldpay, Inc., Class A(a)	4,900	393,519
YY, Inc. - ADR(a)	2,300	305,808
		17,980,337
Materials — 4.71%
Givaudan SA - ADR	7,100	342,291
Glencore PLC - ADR	34,000	388,620

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Graphic Packaging Holding Company	22,000	$355,300
Hitachi Metals Limited	15,500	210,567
Norsk Hydro ASA - ADR	41,000	297,455
Novozymes A/S - ADR	5,700	316,749
Nutrien Limited(a)	5,575	291,795
PPG Industries, Inc.	2,600	308,698
Stora Enso Oyj - ADR	19,900	341,683
Symrise AG - ADR	18,500	386,835
		3,239,993
Real Estate — 1.54%
Big Yellow Group PLC	27,000	332,583
Cresud SACIF y A - ADR	17,131	371,229
Henderson Land Development Company Limited - ADR	49,912	351,880
		1,055,692
Telecommunication Services — 1.82%
Chunghwa Telecom Company Limited - ADR	8,500	314,925
KDDI Corporation	12,000	302,624
Telecom Argentina S.A. - ADR	9,600	358,656
T-Mobile US, Inc.(a)	4,200	273,420
		1,249,625
Utilities — 1.00%
Enel Americas S.A. - ADR	21,000	247,380
Ormat Technologies, Inc.	6,300	441,504
		688,884
Total Common Stocks
(Cost $41,885,306)		68,426,563
Other Assets in Excess of Liabilities — 0.51%		349,509
Net Assets — 100.00%		$68,776,072

(a)	Non-income producing security.

ADR – American Depositary Receipt

MLP – Master Limited Partnership

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2018

	Shares	Fair Value
COMMON STOCKS — 84.71%
Consumer Discretionary — 9.34%
Bayerische Moteren Werke AG - ADR	8,700	$332,166
Daimler AG	3,600	329,976
Entercom Communications Corporation, Class A	27,000	298,350
Foschini Group Limited (The)	21,000	343,104
Garmin Ltd.	5,600	352,464
Greene King PLC	41,800	309,823
Las Vegas Sands Corporation	4,400	341,088
M.D.C. Holdings, Inc.	9,298	313,436
Meredith Corporation	4,300	284,402
Nissan Motor Company Limited - ADR	6,500	139,750
Omnicom Group, Inc.	1,500	114,975
Vail Resorts, Inc.	1,200	262,272
Williams-Sonoma, Inc.	5,700	292,011
		3,713,817
Consumer Staples — 5.87%
Altria Group, Inc.	4,100	288,394
Anheuser-Busch InBev SA/NV - ADR	2,400	272,352
British American Tobacco PLC - ADR	3,600	245,160
Imperial Brands PLC - ADR	2,000	83,940
Kraft Heinz Company (The)	2,000	156,780
Nestle SA - ADR	4,000	345,600
Orkla ASA - ADR	28,500	294,975
Procter & Gamble Company (The)	2,700	233,118
Unilever PLC - ADR	7,300	412,231
		2,332,550
Energy — 5.57%
BP PLC - ADR	5,750	246,042
Chevron Corporation	2,550	319,643
Enagas S.A. - ADR	16,400	222,220
Enbridge, Inc.	3,444	126,154
Schlumberger Limited	4,600	338,468
Sunoco LP - Series MLP	9,600	306,336
TransCanada Corporation	6,500	299,260
Valero Energy Corporation	3,700	355,089
		2,213,212
Financials — 21.75%
Aegon NV - ADR	46,000	312,340
Allianz SE - ADR	19,000	481,080
Apollo Global Management LLC, Class A - Series MLP	11,100	396,825
Aviva PLC - ADR	26,500	394,055
AXA SA - ADR	13,200	434,280
Banco Bradesco SA - ADR	24,000	304,800
Banco Santander S.A. - ADR	44,800	331,968
Bank of China Limited - ADR	19,000	284,050
Bank of Nova Scotia (The)	3,300	219,417
Chimera Investment Corporation	12,500	212,375
CMC Markets PLC	130,000	293,869
Credit Suisse Group AG - ADR	20,000	386,800
Great-West Lifeco, Inc.	10,800	304,884
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,400	443,496
Hannover Rueckversicherung SE - ADR	4,700	322,608
ING Groep N.V. - ADR	23,000	453,100
Invesco Limited	7,800	281,814
Manning & Napier, Inc.	130,000	507,000
MetLife, Inc.	3,300	158,631
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	14,000	329,280
Provident Financial Services, Inc.	10,000	263,100
Royal Bank of Canada	3,700	316,979
Safety Insurance Group, Inc.	3,100	240,715
Sumitomo Mitsui Financial Group, Inc. - ADR	33,000	299,640

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Validus Holdings Ltd.	10,000	$677,000
		8,650,106
Health Care — 8.36%
AbbVie, Inc.	4,200	471,324
Amgen, Inc.	1,700	316,285
AstraZeneca PLC - ADR	13,800	483,828
Koninklijke Philips NV - ADR	8,100	330,156
Merck & Company, Inc.	8,500	503,625
Novartis AG - ADR	5,700	513,342
Pfizer, Inc.	5,900	218,536
Sanofi - ADR	11,100	487,623
		3,324,719
Industrials — 7.30%
Atlantia SpA - ADR	24,000	396,720
Experian PLC - ADR	14,100	326,415
Macquarie Infrastructure Company, LLC	2,000	132,700
PageGroup PLC	48,500	374,634
Schneider Electric SE	19,900	372,329
Siemens AG - ADR	5,000	381,250
Steelcase, Inc., Class A	20,700	321,885
Veidekke ASA	29,000	310,330
Vinci SA	10,600	286,200
		2,902,463
Information Technology — 5.90%
AU Optronics Corporation - ADR	57,000	273,030
CA, Inc.	7,300	261,705
Cisco Systems, Inc.	5,500	228,470
International Business Machines Corporation	1,500	245,550
iomart Group PLC	58,000	312,953
Paychex, Inc.	3,500	238,875
Taiwan Semiconductor Manufacturing Company Limited - ADR	8,500	385,135
Total System Services, Inc.	4,500	399,870
		2,345,588
Materials — 4.53%
BASF SE - ADR	12,000	351,600
Compass Minerals International, Inc.	4,300	313,470
International Paper Company	5,800	364,588
LyondellBasell Industries NV, Class A	2,000	239,680
Rio Tinto plc - ADR	5,100	286,161
Sinopec Shanghai Petrochemical Company Limited - ADR	4,000	247,120
		1,802,619
Real Estate — 8.05%
Alexander's, Inc.	500	181,680
Armada Hoffler Properties, Inc.	22,800	328,092
Camden Property Trust	2,500	216,400
Crown Castle International Corporation	2,700	304,479
Extra Space Storage, Inc.	3,900	325,572
Hammerson PLC	42,300	296,111
HFF, Inc., Class A(a)	6,800	334,628
Iron Mountain, Inc.	7,900	276,737
National Storage Affiliates Trust	13,300	337,421
Park Hotels & Resorts, Inc.	10,500	303,555
Wharf Holdings Limited (The)	27,000	110,620
Wharf Real Estate Investment Company Limited(a)	27,000	186,554
		3,201,849
Telecommunication Services — 3.52%
AT&T, Inc.	6,500	243,425
BCE, Inc. - ADR	4,650	217,387
Nippon Telegraph & Telephone Corporation - ADR	4,600	222,180
NTT DOCOMO, Inc. - ADR	5,000	124,750
Orange SA - ADR	13,000	236,210
Rogers Communications, Inc., Class B	7,300	356,240
		1,400,192

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Utilities — 4.52%
Avangrid, Inc.	6,900	$336,168
Black Hills Corporation	5,100	283,305
DTE Energy Company	2,200	232,408
National Grid PLC - ADR	1,375	79,310
NRG Yield, Inc., Class C	16,600	313,740
Veolia Environnement SA - ADR	12,000	302,160
WEC Energy Group, Inc.	3,900	250,770
		1,797,861
Total Common Stocks
(Cost $27,249,397)		33,684,976

	Principal Amount
CORPORATE BONDS AND NOTES — 7.55%
Energy — 0.66%
Southwestern Energy Company, 7.50%, 4/1/2026	$250,000	261,875

Financials — 2.56%
Citizens Financial Group, Inc., 5.16%, 6/29/2023 (b)	250,000	253,135
Drawbridge Special Opportunities Fund, LP, 5.00%, 8/1/2021 (c)	250,000	258,074
Hunt Companies, Inc., 9.63%, 3/1/2021 (c)	250,000	263,500
ILFC E-Capital Trust I, 4.37%, 12/21/2065 (b)(c)	250,000	245,000
		1,019,709
Health Care — 0.61%
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/2021	250,000	242,456

Industrials — 1.17%
Ashtead Capital, Inc., 5.63%, 10/1/2024 (c)	200,000	212,440
General Electric Company, Series D, 5.00%, Perpetual	250,000	253,437
		465,877

Information Technology — 1.31%
Alliance Data Systems Company, 5.38%, 8/1/2022 (c)	250,000	254,000
Qorvo, Inc., 6.75%, 12/1/2023	250,000	267,188
		521,188
Materials — 0.67%
Standard Industries, Inc., 6.00%, 10/15/2025 (c)	250,000	266,875

Real Estate — 0.57%
MPT Operating Partnership LP, 6.38%, 3/1/2024	210,000	224,553

Total Corporate Bonds and Notes
(Cost $3,006,134)		3,002,533

	Shares
INVESTMENT COMPANIES — 5.53%
Closed-End Funds — 0.50%
Putnam High Income Securities Fund	21,800	199,470

Exchange-Traded Funds — 5.03%
First Trust Institutional Preferred Securities and Income ETF	9,900	199,386
First Trust Preferred Securities and Income Fund	10,000	198,000
First Trust SSI Strategic Convertible Securities ETF	6,700	198,722
Global X SuperIncome Preferred ETF	16,400	199,588
iShares International Preferred Stock ETF	10,400	203,944
iShares U.S. Preferred Stock ETF	5,300	199,386
PowerShares Preferred Portfolio	13,700	198,102
PowerShares Variable Rate Preferred Portfolio Fund	7,900	201,134
SPDR Wells Fargo Preferred Stock ETF	4,700	200,784

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
VanEck Vectors Preferred Securities ex Financials ETF	10,300	$198,584
		1,997,630
Total Investment Companies
(Cost $2,212,501)		2,197,100
Total Investments — 97.79%
(Cost $32,468,032)		38,884,609
Other Assets in Excess of Liabilities — 2.21%		879,562
Net Assets — 100.00%		$39,764,171

(a)	Non-income producing security.

(b)	Variable or Floating rate security. Rate disclosed is as of January 31, 2018.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2018

	Shares	Fair Value
COMMON STOCKS — 28.72%
Consumer Discretionary — 2.01%
Carnival Corporation	25,000	$1,790,250
Cracker Barrel Old Country Store, Inc.	7,000	1,235,360
Ethan Allen Interiors, Inc.	30,000	745,500
Hanesbrands, Inc.	40,000	868,800
Home Depot, Inc. (The)	11,000	2,209,900
Leggett & Platt, Inc.	50,000	2,325,500
Lowe's Companies, Inc.	13,000	1,361,490
Magna International, Inc.	15,000	857,250
McDonald's Corporation	7,000	1,197,980
Omnicom Group, Inc.	8,000	613,200
Starbucks Corporation	18,000	1,022,580
Tapestry, Inc.	18,000	846,720
Walt Disney Company (The)	10,700	1,162,769
		16,237,299
Consumer Staples — 1.04%
B&G Foods, Inc.	15,000	495,000
Coca-Cola Company (The)	15,000	713,850
CVS Health Corporation	10,000	786,900
Hershey Company (The)	5,000	551,650
Kraft Heinz Company (The)	7,000	548,730
Pinnacle Foods, Inc.	15,000	929,100
Walgreen Boots Alliance, Inc.	8,000	602,080
Wal-Mart Stores, Inc.	35,000	3,731,000
		8,358,310
Energy — 3.89%
Andeavor	10,000	1,081,600
BP PLC - ADR	160,000	6,846,400
Chevron Corporation	10,000	1,253,500
ConocoPhillips	22,000	1,293,820
Exxon Mobil Corporation	50,000	4,365,000
Helmerich & Payne, Inc.	4,000	288,120
Occidental Petroleum Corporation	8,000	599,760
ONEOK, Inc.	18,000	1,059,480
Royal Dutch Shell PLC, Class A - ADR	100,000	7,024,000
Schlumberger Limited	21,000	1,545,180
SemGroup Corporation, Class A	145,000	4,154,250
Valero Energy Corporation	6,500	623,805
Williams Companies, Inc. (The)	40,000	1,255,600
		31,390,515
Financials — 11.52%
Ally Financial, Inc.	120,000	3,572,400
Apollo Commercial Real Estate Finance, Inc.	510,000	9,266,700
Arbor Realty Trust, Inc.	50,000	407,500
Ares Commercial Real Estate Corporation	230,000	2,914,100
Bank of America Corporation	71,000	2,272,000
Bank of the Ozarks, Inc.	5,000	249,750
BGC Partners, Inc., Class A	400,000	5,724,000
BlackRock, Inc.	300	168,540
Blackstone Mortgage Trust, Inc., Class A	90,000	2,790,000
Citigroup, Inc.	30,000	2,354,400
Compass Diversified Holdings LLC - Series MLP	55,000	929,500
Ellington Financial LLC - Series MLP	135,000	1,969,650
First American Financial Corporation	18,000	1,063,260
Granite Point Mortgage Trust, Inc.	259,947	4,481,486
Invesco Limited	15,000	541,950
Ladder Capital Corporation	360,000	5,209,200
Legg Mason, Inc.	5,000	213,100
Lincoln National Corporation	20,000	1,656,000
LPL Financial Holdings, Inc.	17,000	1,014,220
Medley Management, Inc., Class A	20,000	128,000
MetLife, Inc.	32,000	1,538,240
MFA Financial, Inc.	470,000	3,365,200
Morningstar, Inc.	3,000	288,360
New Residential Investment Corporation	1,270,000	21,958,300
Starwood Property Trust, Inc.	190,000	3,874,100
Synchrony Financial	18,000	714,240
T. Rowe Price Group, Inc.	10,000	1,116,300

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Two Harbors Investment Corporation	750,000	$11,062,500
Wells Fargo & Company	32,000	2,104,960
		92,947,956
Health Care — 1.32%
AbbVie, Inc.	15,000	1,683,300
AstraZeneca PLC - ADR	30,000	1,051,800
Eli Lilly & Company	6,000	488,700
Gilead Sciences, Inc.	40,000	3,352,000
Johnson & Johnson	8,400	1,160,796
Merck & Company, Inc.	11,000	651,750
Pfizer, Inc.	50,000	1,852,000
Zimmer Biomet Holdings, Inc.	3,000	381,360
		10,621,706
Industrials — 2.51%
Alaska Air Group, Inc.	19,000	1,248,870
Boeing Company (The)	4,000	1,417,480
Covanta Holding Corporation	70,000	1,144,500
Emerson Electric Company	8,000	577,840
Fastenal Company	25,000	1,374,000
FedEx Corporation	7,000	1,837,360
Grainger (W.W.), Inc.	5,000	1,348,300
Honeywell International, Inc.	8,000	1,277,360
Johnson Controls International PLC	70,000	2,739,100
MSC Industrial Direct Company, Inc., Class A	11,000	1,032,680
Mueller Industries, Inc.	20,000	661,800
Southwest Airlines Company	17,000	1,033,600
United Parcel Service, Inc., Class B	25,000	3,183,000
United Technologies Corporation	10,000	1,380,100
		20,255,990
Information Technology — 3.95%
Analog Devices, Inc.	3,000	275,640
Apple, Inc.	8,700	1,456,641
Broadcom Ltd.	4,000	992,120
Cisco Systems, Inc.	50,000	2,077,000
Hackett Group, Inc. (The)	30,000	480,300
Intel Corporation	40,000	1,925,600
InterDigital, Inc.	15,000	1,170,750
International Business Machines Corporation	45,000	7,366,500
Lam Research Corporation	10,500	2,010,960
Maxim Integrated Products, Inc.	3,000	183,000
Microsoft Corporation	17,000	1,615,170
Motorola Solutions, Inc.	12,000	1,193,520
QUALCOMM, Inc.	20,000	1,365,000
Seagate Technology PLC	130,000	7,176,000
Skyworks Solutions, Inc.	14,000	1,360,940
Ultra Clean Holdings, Inc.(a)	15,000	325,350
Western Digital Corporation	10,000	889,800
		31,864,291
Materials — 1.10%
CF Industries Holdings, Inc.	13,000	551,720
Compass Minerals International, Inc.	15,000	1,093,500
DowDuPont, Inc.	25,000	1,889,500
Eastman Chemical Company	13,500	1,338,930
LyondellBasell Industries N.V., Class A	7,000	838,880
Monsanto Company	10,000	1,218,000
PPG Industries, Inc.	2,000	237,460
Praxair, Inc.	1,250	201,863
Rio Tinto PLC - ADR	10,000	561,100
Schweitzer-Mauduit International, Inc.	20,000	905,600
		8,836,553
Telecommunication Services — 1.21%
AT&T, Inc.	90,000	3,370,500
Verizon Communications, Inc.	65,000	3,514,550
Vodafone Group PLC - ADR	90,000	2,899,800
		9,784,850
Utilities — 0.17%
National Fuel Gas Company	10,000	557,500
PPL Corporation	25,000	796,750
		1,354,250
Total Common Stocks
(Cost $208,914,308)		231,651,720

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
PREFERRED STOCKS — 8.33%
Energy — 0.96%
GasLog Partners LP, Series B, 8.20%	49,100	$1,252,050
NuStar Energy LP, Series A, 8.50%	140,000	3,530,800
NuStar Energy LP, Series B, 7.63%	50,000	1,181,500
NuStar Energy LP, Series C, 9.00%	40,000	1,022,000
Scorpio Tankers, Inc., 6.75%	21,040	516,532
Teekay LNG Partners LP, Series B, 8.50%	10,000	245,900
		7,748,782
Financials — 4.42%
AGNC Investment Corporation, Series C, 7.00%	51,000	1,297,440
Annaly Capital Management, Inc., Series F, 6.95%	90,000	2,281,500
Annaly Capital Management, Inc., Series G, 6.50%	15,000	369,150
Apollo Global Management LLC, 6.38%	10,000	254,700
Arlington Asset Investment Corporation, 6.63%	156,977	3,783,146
B. Riley Financial, Inc., 7.25%	70,000	1,753,500
B. Riley Financial, Inc., 7.50%	40,000	1,010,000
Capitala Finance Corporation, 5.75%	27,244	673,472
Capstead Mortgage Corporation, Series E, 7.50%	20,000	505,200
Carlyle Group LP (The), Series A, 5.88%	10,000	241,500
Compass Diversified Holdings, Series A, 7.25%	160,000	3,824,000
CYS Investments, Inc., Series A, 7.75%	40,000	990,400
Ellsworth Growth and Income Fund Limited, Series A, 5.25%	45,000	1,102,046
Fidus Investment Corp, 5.875%	20,000	498,000
GMAC Capital Trust I, Series 2, 7.62%	50,000	1,301,000
Invesco Mortgage Capital, Inc., Series B, 7.75%	10,000	254,500
Invesco Mortgage Capital, Inc., Series C, 7.50%	68,000	1,659,200
Medley Capital Corporation, 6.13%	96,996	2,437,509
Medley LLC, 6.88%	35,200	854,656
New York Mortgage Trust, Inc., Series B, 7.75%	30,000	723,600
NuStar Logistics LP, 7.63%	29,000	735,730
Oaktree Specialty Lending Corporation, 6.13%	9,915	245,396
Resource Capital Corporation, 8.25%	24,963	619,082
RiverNorth Marketplace Lending Corporation, Series A, 5.88%	30,000	753,000
Sutherland Asset Management Corporation, 7.00%	60,000	1,506,000
TriplePoint Venture Growth BDC Corporation, 5.75%	40,000	1,000,000
Two Harbors Investment Corporation, Series A, 8.13%	55,000	1,437,700
Two Harbors Investment Corporation, Series B, 7.63%	40,000	1,007,200
Two Harbors Investment Corporation, Series C, 7.25%	20,000	485,400
Wells Fargo & Co, Series L, 7.50%	1,600	2,048,000
		35,652,027
Industrials — 0.97%
Seaspan Corporation, 6.38%	131,600	3,353,168
Seaspan Corporation, 7.13%	80,000	1,902,400
Seaspan Corporation, Series D, 7.95%	10,000	243,700

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Seaspan Corporation, Series G, 8.20%	34,675	$836,014
Seaspan Corporation, Series H, 7.88%	30,000	704,700
Teekay Offshore Partners LP, Series E, 8.875%	30,000	749,100
		7,789,082
Real Estate — 1.76%
Ashford Hospitality Trust, Inc., Series G, 7.38%	20,000	470,800
Ashford Hospitality Trust, Inc., Series H, 7.50%	30,000	709,800
Bluerock Residential Growth REIT, Inc., Series A, 8.25%	5,000	126,000
Bluerock Residential Growth REIT, Inc., Series C, 7.63%	40,000	980,736
Bluerock Residential Growth REIT, Inc., Series D, 7.13%	37,000	913,900
CBL & Associates Properties, Inc., Series D, 7.38%	190,000	3,817,100
City Office REIT, Inc., Series A, 6.63%	5,000	124,850
Colony NorthStar, Inc., Series J, 7.13%	50,000	1,145,500
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	60,000	1,517,400
Global Medical REIT, Inc., 7.50%	30,000	733,200
Hersha Hospitality Trust, Series D, 6.50%	3,500	84,735
Hersha Hospitality Trust, Series E, 6.50%	5,000	116,750
Pennsylvania Real Estate Investment Trust, Series D, 6.88%	10,000	234,500
Plymouth Industrial REIT, Inc., Series A, 7.50%	20,000	500,600
Sotherly Hotels, Inc., Series B, 8.00%	20,000	503,400
Sotherly Hotels, Inc., Series C, 7.88%	77,500	1,936,725
Spirit Realty Capital, Inc., Series A, 6.00%	10,000	243,300
		14,159,296
Telecommunication Services — 0.10%
Qwest Corporation, 6.50%	40,000	816,000

Utilities — 0.12%
Georgia Power Company, Series 2017, 5.00%	21,162	503,232
Spark Energy, Inc., Series A, 8.75%	20,000	487,800
		991,032
Total Preferred Stocks
(Cost $68,854,568)		67,156,219

	Principal Amount
CORPORATE BONDS AND NOTES — 56.85%
Consumer Discretionary — 5.54%
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (b)	$3,000,000	3,142,500
Hertz Corporation, 5.88%, 10/15/2020	3,850,000	3,869,250
Hertz Corporation, 7.38%, 1/15/2021	4,000,000	4,020,000
Hertz Corporation, 6.25%, 10/15/2022	2,000,000	1,930,000
International Game Technology PLC, 5.35%, 10/15/2023	810,000	834,300
McClatchy Company (The), 9.00%, 12/15/2022	830,000	868,180
Mclaren Finance PLC, 5.75%, 8/1/2022 (b)	250,000	257,562
Mohegan Gaming & Entertainment, 7.88%, 10/15/2024 (b)	2,500,000	2,571,875
Quad/Graphics, Inc., 7.00%, 5/1/2022	6,933,000	7,210,320
Silversea Cruse Finance Limited, 7.25%, 2/1/2025 (b)	5,831,000	6,314,973
Stena International SA, 5.75%, 3/1/2024 (b)	2,330,000	2,196,025
Under Armour, Inc., 3.25%, 6/15/2026	6,742,000	5,910,320
Vista Outdoor, Inc., 5.88%, 10/1/2023	5,690,000	5,533,525
		44,658,830

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Consumer Staples — 3.83%
Endo Finance LLC, 7.25%, 1/15/2022 (b)	$1,700,000	$1,487,500
HRG Group, Inc., 7.75%, 1/15/2022	1,000,000	1,043,250
JBS USA LUX SA, 7.25%, 6/1/2021 (b)	6,840,000	7,011,000
JBS USA LUX SA, 7.25%, 6/1/2021	2,332,000	2,390,300
JBS USA LUX SA, 7.25%, 6/1/2021 (b)	1,700,000	1,742,500
Land O' Lakes, Inc., 7.25%, Perpetual (b)	3,500,000	3,902,500
Land O' Lakes, Inc., 8.00%, Perpetual (b)	2,000,000	2,280,000
Mallinckrodt International Finance SA, 5.50%, 4/15/2025 (b)	2,000,000	1,660,000
Rite Aid Corporation, 6.13%, 4/1/2023 (b)	1,000,000	936,250
SUPERVALU, Inc., 6.75%, 6/1/2021	2,928,000	2,898,720
Vector Group Limited, 6.13%, 2/1/2025 (b)	5,345,000	5,558,800
		30,910,820
Energy — 15.41%
Andeavor Logistics LP, Series A, 6.87%, Perpetual (3MO LIBOR + 465.20bps)(c)	1,000,000	1,035,815
Archrock Partners LP, 6.00%, 4/1/2021	450,000	457,875
Bristow Group, Inc., 6.25%, 10/15/2022	4,002,000	3,401,700
CVR Refining LLC, 6.50%, 11/1/2022	6,000,000	6,210,000
DCP Midstream LP, Series A, 7.38%, Perpetual (3MO LIBOR + 514.80bps)(c)	5,000,000	5,150,000
DCP Midstream Operating LP, 5.85%, 5/21/2043 (3MO LIBOR + 385bps)(b)(c)	3,000,000	2,906,250
Delek Logistics Partners LP, 6.75%, 5/15/2025 (b)	7,277,000	7,440,733
Energy Transfer Partners LP, 4.39%, 11/1/2066 (3MO LIBOR + 301.75bps)(c)	9,281,000	8,352,900
Energy Transfer Partners LP, Series A, 6.25%, Perpetual (3MO LIBOR + 402.80bps)(c)	2,500,000	2,504,687
Gulfport Energy Corporation, 6.63%, 5/1/2023	3,215,000	3,335,563
Niska Gas Storage Canada ULC, 6.50%, 4/1/2019	2,515,000	2,543,294
NuStar Logistics LP, 5.63%, 4/28/2027	2,000,000	2,096,900
PBF Holding Company LLC, 7.00%, 11/15/2023	2,681,000	2,828,455
PBF Holding Company LLC, 7.25%, 6/15/2025	15,075,000	15,916,939
Plains All American Pipeline LP, Series B, 6.13%, Perpetual (3MO LIBOR + 411bps)(c)	3,500,000	3,530,625
SemGroup Corporation, 5.63%, 11/15/2023	7,000,000	6,938,750
SemGroup Corporation, 6.38%, 3/15/2025 (b)	5,521,000	5,562,407
Southwestern Energy Company, 7.50%, 4/1/2026	6,700,000	7,018,250
Teekay Corporation, 8.50%, 1/15/2020	9,000,000	9,410,400
Tidewater, Inc., 8.00%, 8/1/2022	3,000,000	3,082,500
Transocean, Inc., 9.00%, 7/15/2023 (b)	13,000,000	14,316,250
Ultra Resources, Inc., 6.88%, 4/15/2022	3,212,000	3,256,165
Ultra Resources, Inc., 7.13%, 4/15/2025 (b)	7,000,000	7,008,750
		124,305,208
Financials — 13.65%
Allstate Corporation (The), 3.35%, 5/15/2037 (3MO LIBOR + 193.50bps)(c)	3,500,000	3,465,000

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
AmTrust Financial Services, Inc., 6.13%, 8/15/2023	$5,200,000	$5,069,865
Avison Young Canada, Inc., 9.50%, 12/15/2021 (b)	8,400,000	8,547,000
Barclays PLC, 7.88%, Perpetual	1,000,000	1,095,322
CBL & Associates LP, 5.25%, 12/1/2023	1,873,000	1,754,082
CBL & Associates LP, 5.95%, 12/15/2026	5,000,000	4,615,198
Citadel LP, 5.38%, 1/17/2023 (b)	8,000,000	8,195,657
Credit Acceptance Corporation, 6.13%, 2/15/2021	2,200,000	2,233,000
Credit Agricole SA, 7.88%, Perpetual (USSW5 + 489.8bps)(b)(c)	2,000,000	2,276,070
Drawbridge Special Opportunities Fund, LP, 5.00%, 8/1/2021 (b)	1,200,000	1,238,756
Enova International, Inc., 9.75%, 6/1/2021	1,768,000	1,891,760
Fly Leasing Limited, 6.38%, 10/15/2021	1,000,000	1,045,000
Genworth Holdings, Inc., 6.52%, 5/22/2018	4,769,000	4,772,974
Goldman Sachs Capital II, 4.00%, Perpetual (3MO LIBOR + 76.75bps)(c)	3,000,000	2,647,500
Hunt Companies, Inc., 9.63%, 3/1/2021 (b)	6,000,000	6,324,000
Icahn Enterprises LP, 6.25%, 2/1/2022	2,000,000	2,060,000
Icahn Enterprises LP, 6.75%, 2/1/2024	3,500,000	3,653,125
ILFC E-Capital Trust I, 4.37%, 12/21/2065 (USD CMT 30YR + 155bps)(b)(c)	5,330,000	5,223,400
ILFC E-Capital Trust I, 4.37%, 12/21/2065 (USD CMT 30YR + 155bps)(c)	590,000	578,200
Jefferies Finance, LLC, 6.88%, 4/15/2022 (b)	4,675,000	4,815,250
Jeffries Finance, LLC, 7.25%, 8/15/2024	3,000,000	3,123,750
Ladder Capital Finance Holdings LLLP, 5.25%, 10/1/2025 (b)	2,000,000	2,005,000
Liberty Mutual Group, Inc., 4.49%, 3/15/2037 (3MO LIBOR + 290.50bps)(b)(c)	2,500,000	2,462,500
Lincoln National Corporation, 3.78%, 5/17/2066 (3MO LIBOR + 235.75bps)(c)	1,000,000	963,750
Och-Ziff Finance Company LLC, 4.50%, 11/20/2019 (b)	11,000,000	10,849,300
PennyMac Corporation, 5.38%, 5/1/2020	1,000,000	985,142
PRA Group, Inc., 3.00%, 8/1/2020	5,020,000	4,843,165
Royal Bank of Scotland Group PLC, 7.50%, Perpetual (USSW5 + 580bps)(c)	2,500,000	2,653,125
Royal Bank of Scotland Group PLC, 8.00%, Perpetual (USSW5 + 572bps)(c)	500,000	573,440
Royal Bank of Scotland Group PLC, 8.62%, Perpetual (USSW5 + 759.8bps)(c)	2,000,000	2,237,500
TMX Finance LLC, 8.50%, 9/15/2018 (b)	2,000,000	1,960,000
USB Capital IX, 3.50%, Perpetual (3MO LIBOR + 102bps)(c)	500,000	454,375
Washington Prime Group LP, 5.95%, 8/15/2024	4,000,000	4,064,800
XLIT Limited, Class E, 4.18%, Perpetual (3MO LIBOR + 245.75bps)(c)	1,534,000	1,443,878
		110,120,884
Health Care — 3.47%
Community Health Systems, Inc., 8.00%, 11/15/2019	2,500,000	2,348,438
Mallinckrodt Finance SB, 5.75%, 8/1/2022 (b)	4,000,000	3,690,000

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Mallinkrodt International Finance SA, 4.75%, 4/15/2023	$4,500,000	$3,712,500
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/2023	10,443,000	9,251,116
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021 (b)	8,306,000	8,357,912
Valeant Pharmaceuticals International, Inc., 5.63%, 12/1/2021 (b)	650,000	628,908
		27,988,874
Industrials — 2.66%
Eletson Holdings, Inc., 9.63%, 1/15/2022 (b)(d)	4,500,000	2,385,000
Huron Consulting Group, Inc., 1.25%, 10/1/2019	2,000,000	1,877,500
Mueller Industries, Inc., 6.00%, 3/1/2027	7,717,000	7,948,510
Norwegian Air Shuttle ASA Pass Through Trust, Series 2016-1, Class A, 4.88%, 5/10/2028 (b)	1,905,121	1,917,028
Teekay Offshore Partners LP, 6.00%, 7/30/2019	7,335,000	7,353,337
		21,481,375
Information Technology — 5.77%
Alliance Data Systems Corporation, 6.38%, 4/1/2020 (b)	2,000,000	2,020,000
Alliance Data Systems Corporation, 5.38%, 8/1/2022 (b)	3,527,000	3,583,432
Harland Clarke Holdings Corporation, 8.38%, 8/15/2022 (b)	2,000,000	2,090,000
Ingram Micro, Inc., 5.00%, 8/10/2022	3,000,000	2,995,798
Lexmark International, Inc., 6.38%, 3/15/2020	3,325,000	3,429,073
Qorvo, Inc., 6.75%, 12/1/2023	1,657,000	1,770,919
Qorvo, Inc., 7.00%, 12/1/2025	1,605,000	1,741,425
Rackspace Hosting, Inc., 8.63%, 11/15/2024 (b)	9,000,000	9,596,250
Seagate HDD Cayman, 4.75%, 1/1/2025	2,000,000	1,988,099
Seagate HDD Cayman, 4.88%, 6/1/2027	8,000,000	7,884,214
Seagate HDD Cayman, 5.75%, 12/1/2034	2,180,000	2,124,261
Unisys Corporation, 10.75%, 4/15/2022 (b)	6,500,000	7,312,500
		46,535,971
Materials — 1.64%
Century Aluminum Company, 7.50%, 6/1/2021 (b)	750,000	775,313
First Quantum Minerals Limited, 7.25%, 5/15/2022 (b)	1,000,000	1,042,500
Kinross Gold Corporation, 6.88%, 9/1/2041	5,205,000	6,063,825
Rayonier Advanced Materials Products, Inc., 5.50%, 6/1/2024 (b)	5,250,000	5,295,937
		13,177,575
Real Estate — 0.49%
MPT Operating Partnership LP, 6.38%, 3/1/2024	3,685,000	3,940,371

Structured Notes — 2.78%
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 9.00%, 6/17/2020	3,000,000	2,982,600
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 9.25%, 6/19/2020	4,500,000	4,484,250
Morgan Stanley Contingent Income Buffered Securities, 8.75%, 5/30/2028 (c)	2,000,000	2,445,900
Morgan Stanley Contingent Income Buffered Securities, S&P 500 Index and Russell 2000 Index, 8.50%, 6/28/2028 (c)	3,000,000	3,670,350

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P Index, 4.26%, 8/30/2028 (c)	$3,000,000	$2,261,250
Morgan Stanley Contingent Income Securities, Russell 200 Index and EURO STOXX 50 Index, 7.70%, 6/28/2028 (c)	3,000,000	3,332,100
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, 8.00%, 3/13/2029 (c)	3,000,000	3,237,600
		22,414,050
Telecommunication Services — 1.18%
Frontier Communications Corporation, 8.50%, 4/15/2020	1,000,000	978,750
Frontier Communications Corporation, 10.50%, 9/15/2022	4,000,000	3,315,000
Gogo Intermediate Holdings, LLC, 12.50%, 7/1/2022 (b)	2,000,000	2,262,500
MDC Partners, Inc., 6.50%, 5/1/2024 (b)	2,000,000	2,025,000
SixSigma Networks Mexico SA de CV, 8.25%, 11/7/2021	901,000	956,186
		9,537,436
Utilities — 0.43%
Allegheny Energy Supply Company, LLC, 5.75%, 10/15/2019 (b)	40,000	41,900
Crockett Cogeneration LP, 5.87%, 3/30/2025 (b)	454,225	451,567
PPL Capital Funding, Inc., Series A, 4.36%, 3/30/2067 (3MO LIBOR + 266.50bps)(c)	3,000,000	2,985,000
		3,478,467
Total Corporate Bonds and Notes
(Cost $450,789,751)		458,549,861

SECURITIZED DEBT OBLIGATIONS — 0.53%
Asset Backed Securities — 0.53%
ECAF I Limited, Series 2015-1A, Class B, 5.80%, 6/15/2022 (b)	2,750,656	2,819,853
World Financial Network Credit Card Master Trust, Series 2016-C, Class M, 1.98%, 8/15/2023	1,500,000	1,478,545

Total Securitized Debt Obligations
(Cost $4,275,896)		4,298,398

	Shares
INVESTMENT COMPANIES — 3.17%
Open-End Funds — 3.17% (e)
Yorktown Mid Cap Fund, Institutional Class	1,047,259	12,012,060
Yorktown Small Cap Fund, Institutional Class	1,178,500	13,529,177

Total Investment Companies
(Cost $22,404,389)		25,541,237
Total Investments — 97.60%
(Cost $755,238,912)		787,197,435
Other Assets in Excess of Liabilities — 2.40%		19,396,777
Net Assets — 100.00%		$806,594,212

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Variable or Floating rate security. Rate disclosed is as of January 31, 2018. The benchmark on which the rate is calculated is shown parenthetically.

(d)	In default.

(e)	Affiliated issuer.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

January 31, 2018

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 91.93%
Consumer Discretionary — 6.71%
Brinker International, Inc., 2.60%, 5/15/2018	$250,000	$249,688
Brunswick Corporation, 4.63%, 5/15/2021 (a)	1,755,000	1,776,645
Hyundai Capital America, 2.40%, 10/30/2018 (a)	1,000,000	998,433
Hyundai Capital America, 2.50%, 3/18/2019 (a)	500,000	498,270
Hyundai Capital America, 2.00%, 7/1/2019 (a)	850,000	839,910
Hyundai Capital America, 1.75%, 9/27/2019 (a)	3,000,000	2,942,917
Hyundai Capital America, 2.55%, 4/3/2020 (a)	1,000,000	988,040
Hyundai Capital America, 2.60%, 9/18/2020 (3MO LIBOR + 100bps)(a)(b)	1,000,000	1,003,443
International Game Technology, 7.50%, 6/15/2019	100,000	105,875
Li & Fung Limited, 6.00%, Perpetual (H15T5Y + 527.6bps)(b)	3,000,000	3,007,500
Macy's Retail Holdings, Inc., 9.50%, 4/15/2021	1,064,700	1,108,325
PVH Corporation, 7.75%, 11/15/2023	1,436,000	1,730,380
		15,249,426
Consumer Staples — 0.50%
Land O' Lakes, Inc., 6.00%, 11/15/2022 (a)	550,000	609,125
Louis Dreyfus Company BV, 5.25%, 6/13/2023	500,000	513,908
		1,123,033
Energy — 9.09%
Andeavor, 5.38%, 10/1/2022	1,234,000	1,273,179
Andeavor Logistics LP, 6.38%, 5/1/2024	3,296,000	3,576,160
Enterprise Products Operating LLC, Series A, 5.08%, 8/1/2066 (3MO LIBOR + 370.75bps)(b)	1,945,000	1,950,349
Enterprise Products Operating LLC, 4.26%, 6/1/2067 (3MO LIBOR + 277.75bps)(b)	200,000	199,700
Midcontinent Express Pipeline LLC, 6.70%, 9/15/2019 (a)	4,500,000	4,685,625
MPLX LP, 5.50%, 2/15/2023	2,558,000	2,630,845
Murphy Oil Corporation, 4.45%, 12/1/2022	1,000,000	1,007,500
PBF Holding Company LLC, 7.00%, 11/15/2023	350,000	369,250
Puget Sound Energy, Inc., Series A, 4.01%, 6/1/2067 (3MO LIBOR + 253bps)(b)	1,035,000	1,029,825
Williams Partners LP, 4.88%, 3/15/2024	3,765,000	3,929,719
		20,652,152
Financials — 36.59%
Allstate Corporation (The), 3.35%, 5/15/2037 (3MO LIBOR + 193.50bps)(b)	5,650,000	5,593,500
Army Hawaii Family Housing Trust Certificates, 1.96%, 6/15/2050 (1MO LIBOR + 40bps)(a)(b)	1,330,000	1,001,042
Athene Global Funding, 2.88%, 10/23/2018 (a)	2,120,000	2,126,791
Athene Global Funding, 4.00%, 1/25/2022 (a)	2,000,000	2,040,624
Bank of America Corporation, 2.35%, 9/15/2026 (3MO LIBOR + 76bps)(b)	100,000	96,407
Bank of America Corporation, Series V, 5.12%, Perpetual (3MO LIBOR + 338.7bps)(b)	3,068,000	3,110,185
Bank of the Ozarks, Inc., 5.50%, 7/1/2026 (3MO LIBOR + 442.50bps)(b)	277,000	288,591
CBL & Associates LP, 5.25%, 12/1/2023	1,500,000	1,404,764

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
CBRE Services, Inc., 5.00%, 3/15/2023	$2,562,000	$2,633,627
Charles Schwab Corporation (The), Series E, 4.62%, Perpetual (3MO LIBOR + 331.50bps)(b)	1,000,000	1,023,436
Chubb Corporation (The), 3.97%, 4/15/2037 (3MO LIBOR + 225bps)(b)	6,005,000	5,997,494
Citadel LP, 5.38%, 1/17/2023 (a)	1,000,000	1,024,457
Citigroup, Inc., 2.01%, 8/25/2036 (3MO LIBOR + 55bps)(b)	100,000	87,568
Citigroup, Inc., Series N, 5.80%, Perpetual (3MO LIBOR + 409.3bps)(b)	1,000,000	1,037,500
Citizens Financial Group, Inc., 5.16%, 6/29/2023 (3MO LIBOR + 355.80bps)(b)	500,000	506,269
CNP Assurances SA, 6.78%, Perpetual (USSW6 + 500bps)(b)	800,000	840,580
CNP Assurances SA, 7.50%, Perpetual (USSW6 + 648.1bps)(b)	700,000	721,668
Depository Trust & Clearing Corporation (The), Series C, 4.88%, 12/31/2049 (3MO LIBOR + 316.70bps)(a)(b)	2,000,000	2,065,000
Discover Bank, 8.70%, 11/18/2019	127,000	138,159
Drawbridge Special Opportunities Fund LP, 5.00%, 8/1/2021 (a)	4,320,000	4,459,520
Everest Reinsurance Holdings, Inc., 3.80%, 5/15/2037 (3MO LIBOR + 238.50bps)(b)	1,373,000	1,335,243
Fairfax Financial Holdings Limited, 5.80%, 5/15/2021 (a)	300,000	318,802
Fidelity & Guaranty Life Holdings, Inc., 6.38%, 4/1/2021 (a)	1,881,000	1,923,323
First American Financial Corporation, 4.30%, 2/1/2023	1,500,000	1,524,300
Fly Leasing Limited, 6.38%, 10/15/2021	800,000	836,000
Friends Life Holdings PLC, 7.87%, Perpetual (USSW6 + 682.8bps)(b)	2,000,000	2,078,750
GFI Group, Inc., 8.38%, 7/19/2018	1,500,000	1,533,750
Goldman Sachs Capital II, 4.00%, 12/29/2049 (3MO LIBOR + 76.75bps)(b)	1,739,000	1,534,668
Goldman Sachs Group, Inc. (The), 2.00%, 4/29/2021	100,000	97,172
Government Properties Income Trust, 4.00%, 7/15/2022	2,000,000	2,008,495
Great-West Life & Annuity Insurance Capital LP II, 3.96%, 5/16/2046 (3MO LIBOR + 253.80bps)(a)(b)	4,125,000	4,094,063
Hartford Financial Services Group, Inc. (The), Series ICON, 3.54%, 2/12/2047 (3MO LIBOR + 212.50bps)(a)(b)	5,070,000	4,968,093
Highmark, Inc., 4.75%, 5/15/2021 (a)	2,500,000	2,595,688
Icahn Enterprises, LP, 6.00%, 8/1/2020	500,000	512,038
ILFC E-Capital Trust I, 4.37%, 12/21/2065 (USD CMT 30YR + 155bps)(a)(b)	1,000,000	980,000
ING Bank NV, Series EMTN, 4.13%, 11/21/2023 (USISDA05 + 270bps)(b)	1,250,000	1,263,223
Jackson National Life Global Funding, 4.70%, 6/1/2018 (a)	100,000	100,878

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Jefferies Group LLC, Series 1687, 4.25%, 7/21/2031	$100,000	$98,752
JPMorgan Chase & Company, MTN, 2.69%, 3/21/2023 (3MO LIBOR + 105bps)(b)	100,000	98,925
JPMorgan Chase & Company, Series 1, 7.90%, Perpetual (3MO LIBOR + 347bps)(b)	3,000,000	3,045,000
La Mondiale SAM, 7.62%, Perpetual (USSW6 + 653bps)(b)	200,000	210,658
Liberty Mutual Group, Inc., 4.49%, 3/15/2037 (3MO LIBOR + 290.50bps)(a)(b)	750,000	738,750
Lincoln National Corporation, 3.78%, 5/17/2066 (3MO LIBOR + 235.75bps)(b)	2,250,000	2,168,437
Main Street Capital Corporation, 4.50%, 12/1/2019	560,000	565,427
Mellon Capital IV, Series 1, 4.00%, Perpetual (3MO LIBOR + 56.50bps)(b)	500,000	469,375
MetLife, Inc., Series C, 5.25%, Perpetual (3MO LIBOR + 357.50bps)	250,000	257,525
Morgan Stanley, MTN, 5.00%, 1/25/2019 (3MO LIBOR + 300bps)(b)	100,000	102,375
Nationwide Mutual Insurance Company, 3.88%, 12/15/2024 (3MO LIBOR + 229bps)(a)(b)	1,475,000	1,471,029
Nuveen Floating Rate Income Opportunity Fund, 2.50%, 1/1/2022	1,250,000	1,232,031
Och-Ziff Finance Company LLC, 4.50%, 11/20/2019 (a)	1,450,000	1,430,135
QBE Insurance Group Limited, 7.50%, 11/24/2043 (USSW10 + 603bps)(b)	350,000	403,812
Reinsurance Group of America, Inc., 4.25%, 12/15/2065 (3MO LIBOR + 266.50bps)(b)	500,000	488,750
Royal Bank of Scotland Group PLC, 7.50%, Perpetual (USSW5 + 580bps)(b)	200,000	212,250
Spirit Realty Capital, Inc., 2.88%, 5/15/2019	2,500,000	2,496,550
Synovus Financial Corporation, 5.75%, 12/15/2025 (3MO LIBOR + 418.20bps)(b)	250,000	263,950
US Bancorp, Series I, 5.13%, Perpetual (3MO LIBOR + 348.60bps)(b)	100,000	103,875
USB Capital IX, 3.50%, Perpetual (3MO LIBOR + 102bps)(b)	1,924,000	1,748,435
XLIT Ltd., Class E, 4.18%, Perpetual (3MO LIBOR + 245.75bps)(b)	1,716,000	1,615,185
		83,122,894
Health Care — 3.05%
Becton Dickinson and Company, 3.00%, 5/15/2026 (a)	200,000	200,365
HCA, Inc., 6.50%, 2/15/2020	250,000	267,187
MEDNAX, Inc., 5.25%, 12/1/2023 (a)	2,385,000	2,441,644
Teva Pharmaceutical Finance Company LLC, Series C, 0.25%, 2/1/2026	1,000,000	901,173
Teva Pharmaceutical Finance III BV, 2.20%, 7/21/2021	1,000,000	932,635
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/2021	2,250,000	2,182,107
		6,925,111

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Industrials — 11.89%
Actuant Corporation, 5.63%, 6/15/2022	$650,000	$665,437
Air Canada Pass Through Trust, Series 2013-1, Class B, 5.38%, 5/15/2021 (a)	62,343	65,460
America West Airlines, Inc. Pass Through Trust, Series 1999-1, Class G, 7.93%, 1/2/2019	641,572	657,612
America West Airlines, Inc. Pass Through Trust, Series 2000-1, Class G, 8.06%, 7/2/2020	71,008	79,476
American Airlines, Inc. Pass Through Trust, Series 2013-1, Class B, 5.63%, 1/15/2021 (a)	1,436,894	1,490,346
American Airlines, Inc. Pass Through Trust, Series 2013-2, Class B, 5.60%, 1/15/2022 (a)	595,982	615,411
American Airlines, Inc. Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/1/2022	99,606	101,285
Ashtead Capital, Inc., 5.63%, 10/1/2024 (a)	2,380,000	2,528,036
Aviation Capital Group Corporation, 2.88%, 9/17/2018 (a)	200,000	200,412
Continental Airlines Pass Through Trust, Series 1998-3, Class A-1, 6.82%, 5/1/2018	333,437	338,439
Continental Airlines Pass Through Trust, Series 2010, Class B, 6.00%, 1/12/2019	275,524	281,723
Continental Airlines Pass Through Trust, Series 2012-B, Class B, 6.25%, 4/11/2020	524,876	548,653
Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.05%, 11/1/2020	33,976	36,709
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, 6.88%, 5/7/2019	335,069	348,890
Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.02%, 8/10/2022	297,695	336,023
Delta Air Lines Pass Through Trust, Series 2015-1, 4.25%, 7/30/2023	100,098	103,477
Doric Nimrod Air Alpha Limited Pass Through Trust, Series 2013-1, Class B, 6.13%, 11/30/2019 (a)	738,502	763,426
Doric Nimrod Air Finance Alpha Limited Pass Through Trust, Series 2012-1, Class B, 6.50%, 5/30/2021 (a)	434,338	444,736
Doric Nimrod Air Finance Alpha Limited Pass Through Trust, Series 2012-1, Class A, 5.13%, 11/30/2022 (a)	1,726,868	1,796,409
Doric Nimrod Air Finance Alpha Limited Pass Through Trust, Series 2013-1, Class A, 5.25%, 5/30/2023 (a)	2,361,333	2,471,607
Equifax, Inc., 2.30%, 6/1/2021	930,000	911,441
FTI Consulting, Inc., 6.00%, 11/15/2022	915,000	943,594
General Electric Company, MTN, 1.90%, 8/15/2036 (3MO LIBOR + 48BPS)(b)	250,000	204,362
General Electric Company, Series D, 5.00%, 12/29/2049	1,510,000	1,530,763
Hainan Airlines Hong Kong Company Limited, 3.63%, 2/7/2020	1,000,000	1,001,801

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Hawaiian Airlines Pass Through Trust, Series 2013-1, Class B, 4.95%, 1/15/2022	$141,852	$145,774
Huron Consulting Group, Inc., 1.25%, 10/1/2019	2,000,000	1,877,500
Kennametal, Inc., 2.65%, 11/1/2019	200,000	199,407
Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.50%, 11/15/2023	1,634,880	1,633,858
Spirit AeroSystems, Inc., 5.25%, 3/15/2022	614,000	632,556
Spirit Airlines Pass Through Trust, Series 2015-1, B, 4.45%, 4/1/2024	547,394	558,753
Stanley Black & Decker, Inc., 5.75%, 12/15/2053 (3MO LIBOR + 430.40bps)(b)	100,000	103,500
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 4/11/2022	184,807	190,582
United Airlines Pass Through Trust, Series 2017-1, Class A, 6.64%, 7/2/2022	921,258	996,857
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 9/3/2022	219,011	225,982
US Airways Pass Through Trust, Series 2012-1, Class B, 8.00%, 10/1/2019	1,662,364	1,787,042
US Airways Pass Through Trust, Series 2013-1, Class B, 5.38%, 8/15/2021	181,317	189,150
		27,006,489
Information Technology — 12.66%
Alliance Data Systems Corporation, 6.38%, 4/1/2020 (a)	3,104,000	3,135,040
Alliance Data Systems Corporation, 5.88%, 11/1/2021 (a)	2,510,000	2,585,300
Alliance Data Systems Corporation, 5.38%, 8/1/2022 (a)	2,523,000	2,563,368
Broadcom Corporation, 2.70%, 11/1/2018	1,394,000	1,388,083
Ingram Micro, Inc., 5.00%, 8/10/2022	2,000,000	1,997,198
Leidos Holdings, Inc., 4.45%, 12/1/2020	300,000	309,375
Lexmark International, Inc., 6.38%, 3/15/2020	1,500,000	1,546,950
Qorvo, Inc., 6.75%, 12/1/2023	6,110,000	6,530,063
Seagate HDD Cayman, 4.25%, 3/1/2022 (a)	800,000	812,368
Seagate HDD Cayman, 4.88%, 3/1/2024 (a)	1,000,000	1,015,329
Western Digital Corporation, 7.38%, 4/1/2023 (a)	5,486,000	5,986,598
Western Digital Corporation, 10.50%, 4/1/2024	750,000	878,625
		28,748,297
Materials — 6.09%
AngloGold Ashanti Holdings PLC, 5.38%, 4/15/2020	325,000	340,438
BHP Billiton Finance USA Limited, 6.25%, 10/19/2075 (USSW5 + 497.1bps)(b)	600,000	646,050
FMG Resources Limited, 9.75%, 3/1/2022 (a)	2,299,000	2,538,211
INVISTA Finance LLC, 4.25%, 10/15/2019	240,000	244,500
INVISTA Finance LLC, 4.25%, 10/15/2019 (a)	4,528,000	4,612,900
Kinross Gold Corporation, 5.13%, 9/1/2021	175,000	184,625
Methanex Corporation, 3.25%, 12/15/2019	200,000	199,798
SSR Mining, Inc., 2.88%, 2/1/2033	1,500,000	1,497,037
Standard Industries, Inc., 5.38%, 11/15/2024 (a)	500,000	520,000

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Standard Industries, Inc., 6.00%, 10/15/2025 (a)	$2,131,000	$2,274,843
Westlake Chemical Corporation, 4.88%, 5/15/2023	750,000	775,312
		13,833,714
Real Estate — 2.61%
Crown Castle Towers LLC, 4.88%, 8/15/2020	200,000	209,878
MPT Operating Partnership LP, 6.38%, 3/1/2024	5,355,000	5,726,101
		5,935,979
Utilities — 2.74%
Dominion Energy, Inc., Series 6, Class A, 4.16%, 6/30/2066 (3MO LIBOR + 282.50bps)(b)	100,000	99,625
Dominion Energy, Inc., Series 6, Class B, 3.99%, 9/30/2066 (3MO LIBOR + 230bps)(b)	1,688,000	1,601,912
NextEra Energy Capital Holdings, Inc., 3.40%, 10/1/2066 (3MO LIBOR + 206.75bps)(b)	200,000	193,250
NextEra Energy Capital Holdings, Inc., 3.71%, 6/15/2067 (3MO LIBOR + 212.50bps)(b)	250,000	240,032
PPL Capital Funding, Inc., Series A, 4.36%, 3/30/2067 (3MO LIBOR + 266.50bps)(b)	4,015,000	3,994,925
WEC Energy Group, Inc., 3.53%, 5/15/2067 (3MO LIBOR + 211.25bps)(b)	100,000	97,467
		6,227,211
Total Corporate Bonds and Notes
(Cost $208,461,403)		208,824,306

	Shares	Fair Value
PREFERRED STOCKS — 0.68%
Financials — 0.54%
Argo Group U.S., Inc., 6.50%	22,907	$580,005
Compass Diversified Holdings, 7.25%	6,000	143,400
Medley Capital Corporation, 6.13%	5,802	145,804
Medley LLC, 6.88%	4,000	97,120
THL Credit, Inc., 6.75%	2,000	50,580
Triangle Capital Corporation, 6.38%	4,000	100,800
TriplePoint Venture Growth BDC Corporation, 5.75%	4,000	100,000
		1,217,709
Industrials — 0.11%
Seaspan Corporation, 6.38%	10,000	254,800

Real Estate — 0.03%
Bluerock Residential Growth REIT, Inc., Series D, 7.13%	3,000	74,100

Total Preferred Stocks
(Cost $1,554,400)		1,546,609

	Principal Amount
MUNICIPAL BONDS — 0.02%
New Jersey — 0.02%
New Jersey Transportation Trust Fund Authority, Revenue, Series B, 1.76%, 12/15/2018	$50,000	49,642

Total Municipal Bonds
(Cost $49,577)		49,642

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
SECURITIZED DEBT OBLIGATIONS — 1.63%
Asset Backed Securities — 1.62%
Apollo Aviation Securitization Equity Trust, Series 2016-1, Class A, 4.88%, 3/17/2036	$396,279	$402,550
Avis Budget Rental Car Funding, Series 2015-1A, Class A, 2.50%, 7/20/2021 (b)	500,000	497,375
Dell Equipment Finance Trust, Series 2016-1, Class D, 3.24%, 7/22/2022 (a)	300,000	301,188
Emerald Aviation Finance Limited, 4.65%, 10/15/2038 (a)	550,988	553,128
Hertz Vehicle Financing II LP, Series 2015-3A, Class C, 4.44%, 9/25/2021	100,000	100,065
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045	345,630	344,319
Spirit Master Funding, LLC, Series 2014-4A, Class A1, 3.50%, 1/20/2045 (a)	999,636	998,103
World Financial Network Credit Card Master Trust, Series 2016-C, Class M, 1.98%, 8/15/2023	500,000	492,848
		3,689,576
Mortgage Backed Securities — 0.01%
Sequoia Mortgage Trust, Series 2012-3, Class A2, 3.00%, 7/25/2042	22,175	21,766

Total Securitized Debt Obligations
(Cost $3,728,871)		3,711,342

U.S. TREASURY NOTES AND BONDS — 0.22%
United States Treasury Note, 1.00%, 3/15/2018	500,000	499,800

Total U.S. Treasury Notes and Bonds
(Cost $499,958)		499,800
Total Investments — 94.48%
(Cost $214,294,209)		214,631,699
Other Assets in Excess of Liabilities — 5.52%		12,531,157
Net Assets — 100.00%		$227,162,856

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable or Floating rate security. Rate disclosed is as of January 31, 2018. The benchmark on which the rate is calculated is shown parenthetically.

BDC – Business Development Company

MTN – Medium Term Note

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

January 31, 2018

	Shares	Fair Value
INVESTMENT COMPANIES — 97.76% (a)
Income Funds — 30.21%
Yorktown Capital Income Fund, Institutional Class	198,650	$8,675,032

Growth Funds — 32.16%
Yorktown Growth Fund, Institutional Class	476,735	9,234,362

Mid Cap Funds — 16.68%
Yorktown Mid Cap Fund, Institutional Class	417,401	4,787,589

Small Cap Funds — 18.71%
Yorktown Small Cap Fund, Institutional Class	468,078	5,373,539
Total Investment Companies
(Cost $17,960,897)		28,070,522
Other Assets in Excess of Liabilities — 2.24%		642,290
Net Assets — 100.00%		$28,712,812

(a)	Affiliated issuer.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS

January 31, 2018

	Shares	Fair Value
COMMON STOCKS — 94.98%
Consumer Discretionary — 14.77%
Children's Place, Inc. (The)	4,100	$614,180
Conn's, Inc.(a)	8,550	284,715
Cracker Barrel Old Country Store, Inc.	3,900	688,272
Eldorado Resorts, Inc.(a)	8,000	276,400
Hooker Furniture Corporation	6,000	222,900
Ollie's Bargain Outlet Holdings, Inc.(a)	6,500	361,075
Papa John's International, Inc.	4,200	272,538
Sotheby's(a)	5,050	266,438
Tile Shop Holdings, Inc.	30,000	280,500
		3,267,018
Consumer Staples — 1.12%
Weis Markets, Inc.	6,250	248,500

Financials — 13.62%
Charter Financial Corporation	18,600	357,678
First American Financial Corporation	16,850	995,330
Independent Bank Group, Inc.	5,350	383,862
LPL Financial Holdings, Inc.	8,415	502,039
Main Street Capital Corporation	8,800	334,048
Morningstar, Inc.	4,575	439,749
Pinnacle Financial Partners, Inc.	1	54
		3,012,760
Health Care — 13.80%
ABIOMED, Inc.(a)	5,150	1,210,250
Cantel Medical Corporation	5,000	554,650
Inogen, Inc.(a)	4,500	548,280
LeMaitre Vascular, Inc.	8,500	295,800
MiMedx Group, Inc.(a)	26,500	443,875
		3,052,855
Industrials — 10.96%
Douglas Dynamics, Inc.	8,700	358,440
Gencor Industries, Inc.(a)	17,835	299,628
Granite Construction, Inc.	8,775	585,205
Mueller Industries, Inc.	20,983	694,327
NV5 Global, Inc.(a)	10,000	487,500
		2,425,100
Information Technology — 30.76%
CEVA, Inc.(a)	8,500	374,000
Cirrus Logic, Inc.(a)	9,000	446,130
Fabrinet(a)	14,050	348,580
GrubHub, Inc.(a)	13,500	975,375
Hackett Group, Inc. (The)	35,650	570,757
Ichor Holdings Limited(a)	13,100	418,152
InterDigital, Inc.	3,400	265,370
MAXIMUS, Inc.	10,950	746,571
Mesa Laboratories, Inc.	3,100	438,681
Paycom Software, Inc.(a)	9,400	861,416
Tech Data Corporation(a)	7,100	711,917
TTM Technologies, Inc.(a)	26,150	431,213
Ultra Clean Holdings, Inc.(a)	10,000	216,900
		6,805,062
Materials — 3.10%
Hecla Mining Company	72,200	277,248
Schweitzer-Mauduit International, Inc.	9,000	407,520
		684,768
Real Estate — 2.89%
American Homes 4 Rent, Class A	15,600	324,324
Getty Realty Corporation	12,000	314,880
		639,204
Utilities — 3.96%
Chesapeake Utilities Corporation	7,000	514,500
New Jersey Resources Corporation	9,300	360,840
		875,340
Total Common Stocks
(Cost $19,201,066)		21,010,607
Other Assets in Excess of Liabilities — 5.02%		1,111,616
Net Assets — 100.00%		$22,122,223

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MID CAP FUND

SCHEDULE OF INVESTMENTS

January 31, 2018

	Shares	Fair Value
COMMON STOCKS — 94.41%
Consumer Discretionary — 15.88%
Advance Auto Parts, Inc.	5,400	$631,746
Newell Brands, Inc.	19,400	512,936
Party City Holdco, Inc.(a)	55,000	797,500
Signet Jewelers Ltd.	18,300	968,070
Tapestry, Inc.	21,100	992,544
		3,902,796
Energy — 12.21%
Antero Resources Corporation(a)	32,600	633,418
Devon Energy Corporation	8,300	343,371
EQT Corporation	12,000	651,480
Plains GP Holdings LP, Class A	20,000	425,600
Weatherford International PLC(a)	240,000	945,600
		2,999,469
Financials — 19.25%
Ally Financial, Inc.	41,600	1,238,432
Brighthouse Financial, Inc.(a)	13,100	841,806
E*TRADE Financial Corporation(a)	11,000	579,700
Lincoln National Corporation	12,000	993,600
SVB Financial Group(a)	1,000	246,550
Voya Financial, Inc.	16,000	830,560
		4,730,648
Health Care — 16.94%
AmerisourceBergen Corporation	11,000	1,096,370
DaVita, Inc.(a)	13,000	1,014,520
Perrigo Company PLC	11,400	1,033,068
Zimmer Biomet Holdings, Inc.	8,000	1,016,960
		4,160,918
Industrials — 11.52%
AECOM(a)	26,000	1,016,860
MSC Industrial Direct Company, Inc., Class A	11,400	1,070,232
NN, Inc.	25,800	743,040
		2,830,132
Information Technology — 12.63%
CommScope Holding Company, Inc.(a)	18,400	710,792
CSRA, Inc.	15,000	499,200
Hewlett Packard Enterprise Company	60,000	984,000
Keysight Technologies, Inc.(a)	9,900	462,528
Motorola Solutions, Inc.	4,500	447,570
		3,104,090
Materials — 5.98%
Freeport-McMoRan, Inc.(a)	25,500	497,250
Reliance Steel & Aluminum Company	11,100	972,249
		1,469,499
Total Common Stocks
(Cost $20,983,204)		23,197,552
Other Assets in Excess of Liabilities — 5.59%		1,373,468
Net Assets — 100.00%		$24,571,020

(a)	Non-income producing security.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2018

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $41,885,306, $32,468,032, $732,834,523 and $214,294,209, respectively)	$68,426,563	$38,884,609	$761,656,198	$214,631,699
Investments in affiliated issuers at value (identified cost of $—, $—, $22,404,389 and $—, respectively)	—	—	25,541,237	—
Total investments	68,426,563	38,884,609	787,197,435	214,631,699
Cash	1,052,329	1,527,547	12,619,510	8,026,183
Foreign currencies, at value (Cost $—, $9,223, $— and $—, respectively)	—	9,557	—	—
Dividends and interest receivable	13,296	74,846	7,076,870	2,601,246
Receivable for securities sold	338,267	—	1,355,539	—
Reclaims receivable	24,647	6,319	—	—
Receivable for shareholder purchases	—	76,305	720,353	5,058,132
Other assets	12,742	7,159	56,678	34,540
Total Assets	69,867,844	40,586,342	809,026,385	230,351,800

Liabilities:
Payable for shareholder redemptions	7,660	39,645	437,855	430,188
Payable for securities purchased	970,602	725,000	1,145,228	2,497,108
Accrued distribution fees	25,952	13,556	391,406	95,649
Accrued advisory fees	57,569	19,993	275,774	98,405
Accrued accounting service and transfer agent fees	11,325	9,656	69,273	18,740
Other accrued expenses	18,664	14,321	112,637	48,854
Total Liabilities	1,091,772	822,171	2,432,173	3,188,944

Net Assets	$68,776,072	$39,764,171	$806,594,212	$227,162,856

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Class A: Shares outstanding	812,042	139,492	13,672,986	2,737,704
Net assets	$14,942,797	$5,941,322	$145,651,079	$10,869,022
Net asset value per share	$18.40	$42.59	$10.65	$3.97
Maximum offering price per share (Note 2)	$19.52	$45.19	$11.30	$4.06
Class L: Shares outstanding	1,979,671	359,628	36,558,905	33,018,152
Net assets	$30,890,178	$14,749,606	$368,369,827	$120,009,011
Net asset value per share	$15.60	$41.01	$10.08	$3.63
Class C: Shares outstanding			1,928,805
Net assets			$19,098,950
Net asset value per share			$9.90
Institutional Class: Shares outstanding	1,184,594	436,782	24,528,976	22,812,910
Net assets	$22,943,097	$19,073,243	$273,474,356	$96,284,823
Net asset value per share	$19.37	$43.67	$11.15	$4.22

Net assets consist of:
Paid-in capital	$36,912,110	$29,671,297	$904,207,970	$227,202,438
Undistributed net investment income (loss)	(234,414)	7,925	288,325	1,393,341
Accumulated net realized gain (loss) from security transactions	5,554,798	3,667,409	(129,860,606)	(1,770,413)
Unrealized appreciation (depreciation) on investments	26,543,578	6,417,540	31,958,523	337,490

Net assets applicable to outstanding shares of beneficial interest	$68,776,072	$39,764,171	$806,594,212	$227,162,856

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $—, $19,201,066 and $20,983,204, respectively)	$—	$21,010,607	$23,197,552
Investments in affiliated issuers at value (identified cost of $17,960,897, $— and $—, respectively)	28,070,522	—	—
Total investments	28,070,522	21,010,607	23,197,552
Cash	724,206	1,094,289	1,355,216
Dividends and interest receivable	637	7,343	16,288
Reclaims receivable	—	6	—
Receivable for shareholder purchases	—	30,920	24,350
Other assets	12,185	11,224	12,996
Total Assets	28,807,550	22,154,389	24,606,402

Liabilities:
Payable for shareholder redemptions	46,938	—	—
Accrued distribution fees	18,154	377	722
Accrued advisory fees	7,236	5,907	8,799
Accrued accounting service and transfer agent fees	9,369	8,060	8,172
Other accrued expenses	13,041	17,822	17,689
Total Liabilities	94,738	32,166	35,382

Net Assets	$28,712,812	$22,122,223	$24,571,020

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Class A: Shares outstanding	203,281	3,085	17,134
Net assets	$6,141,276	$35,254	$195,565
Net asset value per share	$30.21	$11.43	$11.41
Maximum offering price per share (Note 2)	$32.05	$12.13	$12.11
Class L: Shares outstanding	698,492	42,957	72,183
Net assets	$19,855,807	$484,657	$815,127
Net asset value per share	$28.43	$11.28	$11.29
Institutional Class: Shares outstanding	84,317	1,882,222	2,054,310
Net assets	$2,715,729	$21,602,312	$23,560,328
Net asset value per share	$32.21	$11.48	$11.47

Net assets consist of:
Paid-in capital	$15,809,859	$20,143,367	$22,003,676
Undistributed net investment income (loss)	13,987	—	—
Accumulated net realized gain (loss) from security transactions	2,779,341	169,315	352,996
Unrealized appreciation (depreciation) on investments	10,109,625	1,809,541	2,214,348

Net assets applicable to outstanding shares of beneficial interest	$28,712,812	$22,122,223	$24,571,020

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

STATEMENTS OF OPERATIONS

For the Fiscal Year Ended January 31, 2018

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Investment Income
Dividends from unaffiliated issuers (net of foreign taxes withheld of $24,803, $21,639, $24,803, and $—, respectively)	$869,748	$1,196,819	$22,496,708	$86,703
Dividends from affiliated issuers	—	—	147,229	—
Interest	3,329	7,493	29,856,750	6,267,802
Total income	873,077	1,204,312	52,500,687	6,354,505
Expenses
Investment advisory fees	641,815	241,484	3,154,401	1,023,159
Distribution fees
Class L	286,375	146,101	3,742,034	762,783
Class A	—	15,447	759,397	—
Class C			127,930
Accounting service fees	52,667	50,420	119,864	60,261
Transfer agent fees	77,214	54,331	752,643	123,798
Custodial fees	17,562	15,020	88,632	25,270
Professional fees	17,865	14,661	109,326	31,430
Registration fees	42,268	44,775	86,534	63,483
Trustee fees	8,766	5,841	107,056	15,743
Insurance	4,544	3,208	53,815	6,917
Shareholder reports	14,382	5,926	160,624	21,129
Miscellaneous	28,525	22,501	147,696	69,994
Total operating expenses	1,191,983	619,715	9,409,952	2,203,967
Less expenses waived by investment adviser	—	—	—	(85,223)
Net operating expenses	1,191,983	619,715	9,409,952	2,118,744
Net investment income (loss)	(318,906)	584,597	43,090,735	4,235,761
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain from security transactions in unaffiliated issuers	6,688,834	8,217,326	7,468,866	576,200
Net realized gain from security transactions in affiliated issuers	—	—	2,345,367	—
Change in unrealized appreciation (depreciation) on investments in unaffiliated issuers	9,896,705	(1,792,027)	21,507,393	(219,168)
Change in unrealized appreciation (depreciation) on investments in affiliated issuers	—	—	368,077	—
Net realized and change in unrealized gain (loss) on investments	16,585,539	6,425,299	31,689,703	357,032
Net increase (decrease) in net assets resulting from operations	$16,266,633	$7,009,896	$74,780,438	$4,592,793

YORKTOWN FUNDS

STATEMENTS OF OPERATIONS, Continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Investment Income
Dividends from unaffiliated issuers (net of foreign taxes withheld of $—, $— and $271, respectively)	$944	$220,073	$241,207
Dividends from affiliated issuers	254,034	—	—
Interest	1,112	3,617	3,131
Total income	256,090	223,690	244,338
Expenses
Investment advisory fees	86,922	176,026	232,614
Distribution fees
Class L	206,018	2,319	5,027
Class A	15,594	38	265
Accounting service fees	49,378	48,476	48,557
Transfer agent fees	57,861	33,970	34,730
Custodial fees	7,424	17,524	4,145
Professional fees	13,361	17,957	18,046
Registration fees	40,943	43,330	43,472
Trustee fees	4,363	1,975	1,971
Insurance	2,250	1,287	1,182
Shareholder reports	7,519	6,366	6,308
Offering costs	—	12,128	12,259
Miscellaneous	17,141	25,194	10,016
Total operating expenses	508,774	386,590	418,592
Less expenses waived by investment adviser	—	(154,492)	(155,469)
Less fees waived by transfer agent	—	(4,835)	(4,923)
Net operating expenses	508,774	227,263	258,200
Net investment income (loss)	(252,684)	(3,573)	(13,862)
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain from security transactions in unaffiliated issuers	—	3,413,899	696,458
Net realized gain from security transactions in affiliated issuers	5,503,562	—	—
Change in unrealized appreciation (depreciation) on investments in unaffiliated issuers	—	(996,426)	1,350,274
Change in unrealized appreciation (depreciation) on investments in affiliated issuers	(527,455)	—	—
Net realized and change in unrealized gain (loss) on investments	4,976,107	2,417,473	2,046,732
Net increase (decrease) in net assets resulting from operations	$4,723,423	$2,413,900	$2,032,870

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Fiscal Year Ended January 31, 2018

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Operations:
Net investment income (loss)	$(318,906)	$584,597	$43,090,735	$4,235,761
Net realized gain (loss) from security transactions	6,688,834	8,217,326	9,814,233	576,200
Change in unrealized appreciation (depreciation) on investments	9,896,705	(1,792,027)	21,875,470	(219,168)
Net increase (decrease) in net assets resulting from operations	16,266,633	7,009,896	74,780,438	4,592,793

Distributions:
From net investment income:
Class A	—	(151,070)	(8,985,352)	(311,938)
Class L	—	(269,000)	(21,573,376)	(1,628,121)
Class C			(734,735)
Institutional Class	—	(529,032)	(15,053,313)	(1,563,313)
	—	(949,102)	(46,346,776)	(3,503,372)
From realized gain on security transactions:
Class A	(898,289)	(858,787)	—	—
Class L	(2,166,212)	(2,035,374)	—	—
Institutional Class	(1,274,089)	(2,538,596)	—	—
	(4,338,590)	(5,432,757)	—	—

Capital Transactions — Class A:
Proceeds from shares sold	972,211	486,038	22,988,001	7,677,347
Reinvestment of distributions	893,455	980,714	7,035,635	235,508
Amount paid for shares redeemed	(17,549,590)	(2,780,125)	(46,688,307)	(7,308,270)
Total Class A	(15,683,924)	(1,313,373)	(16,664,671)	604,585
Capital Transactions — Class L:
Proceeds from shares sold	1,633,320	1,089,334	61,160,834	114,709,231
Reinvestment of distributions	2,089,843	2,286,330	18,886,903	1,522,085
Amount paid for shares redeemed	(4,621,555)	(4,257,147)	(94,521,224)	(37,204,394)
Total Class L	(898,392)	(881,483)	(14,473,487)	79,026,922
Capital Transactions — Class C:
Proceeds from shares sold			12,728,415
Reinvestment of distributions			425,651
Amount paid for shares redeemed			(702,596)
Total Class C			12,451,470

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Capital Transactions — Institutional Class:
Proceeds from shares sold	$14,463,926	$3,034,429	$105,008,670	$88,614,826
Reinvestment of distributions	724,987	1,623,636	12,531,426	1,337,103
Amount paid for shares redeemed	(3,875,175)	(5,766,169)	(71,963,992)	(39,723,987)
Total Institutional Class	11,313,738	(1,108,104)	45,576,104	50,227,942
Net increase (decrease) in net assets resulting from capital share transactions	(5,268,578)	(3,302,960)	26,889,416	129,859,449
Total increase (decrease) in net assets	6,659,465	(2,674,923)	55,323,078	130,948,870
Net Assets
Beginning of year	62,116,607	42,439,094	751,271,134	96,213,986
End of year	$68,776,072	$39,764,171	$806,594,212	$227,162,856
Undistributed net investment income (loss)	$(234,414)	$7,925	$288,325	$1,393,341
Share Transactions — Class A:
Shares sold	56,151	10,762	2,195,357	1,939,031
Shares issued in reinvestment of distributions	51,975	23,778	673,597	59,459
Shares redeemed	(1,013,219)	(63,525)	(4,459,108)	(1,839,752)
Total Class A	(905,093)	(28,985)	(1,590,154)	158,738
Share Transactions — Class L:
Shares sold	111,137	25,498	6,164,384	31,551,135
Shares issued in reinvestment of distributions	143,140	57,725	1,907,890	418,561
Shares redeemed	(316,666)	(98,039)	(9,521,888)	(10,234,945)
Total Class L	(62,389)	(14,816)	(1,449,614)	21,734,751
Share Transactions — Class C:
Shares sold			1,303,738
Shares issued in reinvestment of distributions			43,652
Shares redeemed			(71,795)
Total Class C			1,275,595
Share Transactions — Institutional Class:
Shares sold	783,552	69,867	9,590,575	21,010,834
Shares issued in reinvestment of distributions	40,077	38,402	1,147,267	317,458
Shares redeemed	(216,224)	(126,183)	(6,553,253)	(9,433,046)
Total Institutional Class	607,405	(17,914)	4,184,589	11,895,246

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Operations:
Net investment income (loss)	$(252,684)	$(3,573)	$(13,862)
Net realized gain (loss) from security transactions	5,503,562	3,413,899	696,458
Change in unrealized appreciation (depreciation) on investments	(527,455)	(996,426)	1,350,274
Net increase (decrease) in net assets resulting from operations	4,723,423	2,413,900	2,032,870

Distributions:
From net investment income:
Class A	(42,716)	—	—
Class L	(5,874)	—	—
Institutional Class	(16,713)	—	—
	(65,303)	—	—
From realized gain on security transactions:
Class A	(1,023,861)	(1,977)	(2,991)
Class L	(3,436,374)	(50,849)	(12,238)
Institutional Class	(317,690)	(2,966,417)	(353,662)
	(4,777,925)	(3,019,243)	(368,891)

Capital Transactions — Class A:
Proceeds from shares sold	395,893	20,687	170,166
Reinvestment of distributions	1,022,264	1,977	2,991
Amount paid for shares redeemed	(1,736,096)	(7)	(171)
Total Class A	(317,939)	22,657	172,986
Capital Transactions — Class L:
Proceeds from shares sold	1,441,414	319,451	719,708
Reinvestment of distributions	3,408,253	50,849	9,379
Amount paid for shares redeemed	(6,691,774)	(7,272)	(65,798)
Total Class L	(1,842,107)	363,028	663,289

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Capital Transactions — Institutional Class:
Proceeds from shares sold	$1,075,803	$1,619,089	$6,527,816
Reinvestment of distributions	321,015	2,966,417	80,709
Amount paid for shares redeemed	(1,013,743)	(51,909)	(498,644)
Total Institutional Class	383,075	4,533,597	6,109,881
Net increase (decrease) in net assets resulting from capital share transactions	(1,776,971)	4,919,282	6,946,156
Total increase (decrease) in net assets	(1,896,776)	4,313,939	8,610,135
Net Assets
Beginning of year	30,609,588	17,808,284	15,960,885
End of year	$28,712,812	$22,122,223	$24,571,020
Undistributed net investment income (loss)	$13,987	$—	$—
Share Transactions — Class A:
Shares sold	12,425	1,862	16,267
Shares issued in reinvestment of distributions	35,558	184	285
Shares redeemed	(55,264)	(1)	(16)
Total Class A	(7,281)	2,045	16,536
Share Transactions — Class L:
Shares sold	48,284	27,062	68,556
Shares issued in reinvestment of distributions	126,790	4,784	902
Shares redeemed	(222,417)	(632)	(6,451)
Total Class L	(47,343)	31,214	63,007
Share Transactions — Institutional Class:
Shares sold	33,439	138,324	607,547
Shares issued in reinvestment of distributions	10,459	274,923	7,650
Shares redeemed	(30,491)	(4,426)	(47,721)
Total Institutional Class	13,407	408,821	567,476

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Year/Period Ended January 31, 2017 (a)

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Operations:
Net investment income (loss)	$(352,413)	$588,421	$48,371,035	$1,404,783
Net realized gain (loss) from security transactions	3,430,439	1,979,225	(15,222,400)	(175,642)
Capital gain distributions from investment companies	—	—	6,461	—
Change in unrealized appreciation (depreciation) on investment securities	6,934,396	2,521,652	100,050,835	1,503,954
Net increase in net assets resulting from operations	10,012,422	5,089,298	133,205,931	2,733,095

Distributions:
From net investment income:
Class A	—	(106,604)	(10,809,976)	(150,679)
Class L	—	(156,021)	(25,139,170)	(448,833)
Class C			(110,302)
Institutional Class	—	(421,189)	(12,583,082)	(449,488)
	—	(683,814)	(48,642,530)	(1,049,000)
From realized gain on security transactions:
Class A	(239,455)	(191,004)	—	—
Class L	(285,864)	(441,844)	—	—
Institutional Class	(82,314)	(521,148)	—	—
	(607,633)	(1,153,996)	—	—

Capital Transactions — Class A:
Proceeds from shares sold	1,093,302	1,402,823	32,210,927	8,397,559
Issued in connection with reorganization (Note 9)		6,833,560
Reinvestment of distributions	136,996	283,574	8,666,885	129,509
Amount paid for shares redeemed	(6,183,837)	(7,335,834)	(43,707,942)	(4,042,316)
Total Class A	(4,953,539)	1,184,123	(2,830,130)	4,484,752
Capital Transactions — Class L:
Proceeds from shares sold	2,622,926	1,472,169	64,125,993	31,479,839
Issued in connection with reorganization (Note 9)		6,787,090
Reinvestment of distributions	276,506	587,826	22,925,192	432,634
Amount paid for shares redeemed	(8,104,755)	(3,745,427)	(91,469,416)	(12,838,878)
Total Class L	(5,205,323)	5,101,658	(4,418,231)	19,073,595
Capital Transactions — Class C:
Proceeds from shares sold			6,150,764
Reinvestment of distributions			71,372
Amount paid for shares redeemed			(51,151)
Total Class C			6,170,985

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Capital Transactions — Institutional Class:
Proceeds from shares sold	$4,494,495	$2,045,395	$96,440,623	$48,753,318
Issued in connection with reorganization (Note 9)		701,908
Reinvestment of distributions	82,205	417,667	10,193,399	355,895
Amount paid for shares redeemed	(8,399,239)	(3,505,178)	(57,361,859)	(8,215,660)
Total Institutional Class	(3,822,539)	(340,208)	49,272,163	40,893,553
Net increase (decrease) in net assets resulting from capital share transactions	(13,981,401)	5,945,573	48,194,787	64,451,900
Total increase (decrease) in net assets	(4,576,612)	9,197,061	132,758,188	66,135,995
Net Assets
Beginning of year/period	66,693,219	33,242,033	618,512,946	30,077,991
End of year/period	$62,116,607	$42,439,094	$751,271,134	$96,213,986
Undistributed net investment income (loss)	$—	$340,536	$2,359,386	$587,233
Share Transactions — Class A:
Shares sold	75,893	33,238	3,270,540	2,166,110
Issued in connection with reorganization (Note 9)		163,899
Shares issued in reinvestment of distributions	9,263	6,782	888,445	33,641
Shares redeemed	(430,495)	(177,281)	(4,462,772)	(1,050,288)
Total Class A	(345,339)	26,638	(303,787)	1,149,463
Share Transactions — Class L:
Shares sold	209,255	36,516	6,847,614	8,807,640
Issued in connection with reorganization (Note 9)		167,715
Shares issued in reinvestment of distributions	21,568	14,479	2,471,251	121,989
Shares redeemed	(643,032)	(92,681)	(9,827,837)	(3,618,331)
Total Class L	(412,209)	126,029	(508,972)	5,311,298
Share Transactions — Class C:
Shares sold			651,047
Shares issued in reinvestment of distributions			7,594
Shares redeemed			(5,431)
Total Class C			653,210
Share Transactions — Institutional Class:
Shares sold	294,863	47,735	9,335,479	11,830,494
Issued in connection with reorganization (Note 9)		16,503
Shares issued in reinvestment of distributions	5,296	9,796	1,001,212	86,641
Shares redeemed	(555,751)	(83,604)	(5,639,669)	(1,999,074)
Total Institutional Class	(255,592)	(9,570)	4,697,022	9,918,061

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Operations:
Net investment income (loss)	$(288,058)	$28,926	$(716)
Net realized gain (loss) from security transactions	6,755,257	(202,690)	59,595
Capital gain distributions from investment companies	473,678	—	—
Change in unrealized appreciation (depreciation) on investment securities	(2,511,481)	2,805,967	864,074
Net increase in net assets resulting from operations	4,429,396	2,632,203	922,953

Distributions:
From net investment income:
Class A	—	(90)	(1)
Class L	—	—	—
Institutional Class	—	(47,914)	(17,436)
	—	(48,004)	(17,437)
From realized gain on security transactions:
Class A	(1,227,524)	—	(1)
Class L	(4,279,012)	—	(12)
Institutional Class	(368,785)	—	(2,138)
	(5,875,321)	—	(2,151)

Capital Transactions — Class A:
Proceeds from shares sold	275,637	36,658	6,095
Reinvestment of distributions	1,173,569	30	2
Amount paid for shares redeemed	(1,962,126)	(25,083)	—
Total Class A	(512,920)	11,605	6,097
Capital Transactions — Class L:
Proceeds from shares sold	1,975,417	132,806	94,275
Reinvestment of distributions	4,230,554	—	12
Amount paid for shares redeemed	(7,650,027)	(5,190)	—
Total Class L	(1,444,056)	127,616	94,287

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Capital Transactions — Institutional Class:
Proceeds from shares sold	$639,933	$15,084,201	$14,957,861
Reinvestment of distributions	358,723	2,377	912
Amount paid for shares redeemed	(341,804)	(1,714)	(1,637)
Total Institutional Class	656,852	15,084,864	14,957,136
Net increase (decrease) in net assets resulting from capital share transactions	(1,300,124)	15,224,085	15,057,520
Total increase (decrease) in net assets	(2,746,049)	17,808,284	15,960,885
Net Assets
Beginning of year/period	33,355,637	—	—
End of year/period	$30,609,588	$17,808,284	$15,960,885
Undistributed net investment income (loss)	$—	$(19,078)	$(13,504)
Share Transactions — Class A:
Shares sold	8,109	3,113	598
Shares issued in reinvestment of distributions	38,693	3	— (b)
Shares redeemed	(55,974)	(2,076)	—
Total Class A	(9,172)	1,040	598
Share Transactions — Class L:
Shares sold	58,259	12,239	9,175
Shares issued in reinvestment of distributions	146,386	—	1
Shares redeemed	(225,278)	(496)	—
Total Class L	(20,633)	11,743	9,176
Share Transactions — Institutional Class:
Shares sold	18,140	1,473,363	1,486,909
Shares issued in reinvestment of distributions	11,224	197	87
Shares redeemed	(9,354)	(159)	(162)
Total Institutional Class	20,010	1,473,401	1,486,834

(a)	Commencement of operations was May 9, 2016, for the Small Cap Fund and May 10, 2016, for the Mid Cap Fund.

(b)	Amount is less than 0.5 shares.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,
	2018	2017	2016	2015	2014
For a share outstanding throughout each year
Net asset value, beginning of year	$15.18	$13.11	$14.35	$13.99	$11.50
Income from investment operations
Net investment income (loss) (1)(2)	— (3)	(0.02)	0.03	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	4.38	2.23	(0.88)	0.38	2.54
Total income (loss) from investment operations	4.38	2.21	(0.85)	0.36	2.49

Distributions
From net realized gain on security transactions	(1.16)	(0.14)	(0.39)	—	—
Total distributions	(1.16)	(0.14)	(0.39)	—	—
Net asset value, end of year	$18.40	$15.18	$13.11	$14.35	$13.99

Total return (excludes sales charge)	29.38%	16.88%	(6.18)%	2.57%	21.65%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$14,943	$26,070	$27,046	$29,343	$27,745
Ratio of expenses to average net assets (4)	1.40%	1.44%	1.38%	1.38%	1.45%
Ratio of net investment income (loss) to average net assets	(0.01)%	(0.11)%	0.21%	(0.15)%	(0.38)%
Portfolio turnover rate	33%	37%	47%	60%	50%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less than $0.005 per share.

(4)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,
	2018	2017	2016	2015	2014
For a share outstanding throughout each year
Net asset value, beginning of year	$13.15	$11.49	$12.75	$12.55	$10.42
Income from investment operations
Net investment loss (1)(2)	(0.15)	(0.14)	(0.10)	(0.15)	(0.16)
Net realized and unrealized gain (loss) on investments	3.76	1.94	(0.77)	0.35	2.29
Total income (loss) from investment operations	3.61	1.80	(0.87)	0.20	2.13

Distributions
From net realized gain on security transactions	(1.16)	(0.14)	(0.39)	—	—
Total distributions	(1.16)	(0.14)	(0.39)	—	—
Net asset value, end of year	$15.60	$13.15	$11.49	$12.75	$12.55

Total return	28.04%	15.69%	(7.12)%	1.59%	20.44%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$30,890	$26,852	$28,196	$34,911	$33,954
Ratio of expenses to average net assets (3)	2.40%	2.44%	2.38%	2.38%	2.45%
Ratio of net investment loss to average net assets	(1.05)%	(1.11)%	(0.79)%	(1.15)%	(1.38)%
Portfolio turnover rate	33%	37%	47%	60%	50%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31,				For the Period Ended January 31, *
	2018	2017	2016	2015	2014
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$15.93	$13.75	$15.03	$14.65	$13.00
Income from investment operations
Net investment income (loss) (1)(2)	(0.02)	(0.02)	0.03	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	4.62	2.34	(0.92)	0.40	1.69
Total income (loss) from investment operations	4.60	2.32	(0.89)	0.38	1.65

Distributions
From net realized gain on security transactions	(1.16)	(0.14)	(0.39)	—	—
Total distributions	(1.16)	(0.14)	(0.39)	—	—
Net asset value, end of year/period	$19.37	$15.93	$13.75	$15.03	$14.65

Total return	29.38%	16.89%	(6.17)%	2.59%	12.69	%(3)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$22,943	$9,194	$11,451	$7,744	$4,216
Ratio of expenses to average net assets (5)	1.40%	1.44%	1.38%	1.38%	1.45	%(4)
Ratio of net investment income (loss) to average net assets	(0.12)%	(0.11)%	0.21%	(0.15)%	(0.38	)%(4)
Portfolio turnover rate	33%	37%	47%	60%	50	%(3)

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,
	2018	2017	2016	2015	2014
For a share outstanding throughout each year
Net asset value, beginning of year	$42.63	$38.80	$44.41	$43.49	$40.51
Income from investment operations
Net investment income (1)(2)	0.72	0.64	0.97	1.03	0.95
Net realized and unrealized gain (loss) on investments	7.03	5.13	(3.93)	1.23	3.29
Total income (loss) from investment operations	7.75	5.77	(2.96)	2.26	4.24

Distributions
From net investment income	(1.11)	(0.79)	(0.91)	(0.87)	(0.99)
From net realized gain on security transactions	(6.68)	(1.15)	(1.74)	(0.47)	(0.27)
Total distributions	(7.79)	(1.94)	(2.65)	(1.34)	(1.26)
Net asset value, end of year	$42.59	$42.63	$38.80	$44.41	$43.49

Total return (excludes sales charge)	19.21%	15.04%	(7.01)%	5.13%	10.51%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,941	$7,182	$5,504	$5,559	$5,500
Ratio of expenses to average net assets (3)	1.39%	1.77%	1.66%	1.61%	1.74%
Ratio of net investment income to average net assets	1.61%	1.54%	2.23%	2.24%	2.23%
Portfolio turnover rate	92%	67%	30%	28%	16%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,
	2018	2017	2016	2015	2014
For a share outstanding throughout each year
Net asset value, beginning of year	$41.31	$37.70	$43.23	$42.40	$39.54
Income from investment operations
Net investment income (1)(2)	0.37	0.42	0.74	0.78	0.72
Net realized and unrealized gain (loss) on investments	6.80	4.96	(3.82)	1.19	3.22
Total income (loss) from investment operations	7.17	5.38	(3.08)	1.97	3.94

Distributions
From net investment income	(0.79)	(0.62)	(0.71)	(0.67)	(0.81)
From net realized gain on security transactions	(6.68)	(1.15)	(1.74)	(0.47)	(0.27)
Total distributions	(7.47)	(1.77)	(2.45)	(1.14)	(1.08)
Net asset value, end of year	$41.01	$41.31	$37.70	$43.23	$42.40

Total return	18.33%	14.42%	(7.45)%	4.59%	9.98%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$14,750	$15,469	$9,364	$12,206	$10,417
Ratio of expenses to average net assets (3)	2.14%	2.27%	2.16%	2.11%	2.24%
Ratio of net investment income to average net assets	0.85%	1.04%	1.73%	1.74%	1.73%
Portfolio turnover rate	92%	67%	30%	28%	16%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31,
	2018	2017	2016	2015	2014
For a share outstanding throughout each year
Net asset value, beginning of year	$43.52	$39.58	$45.22	$44.24	$41.15
Income from investment operations
Net investment income (1)(2)	0.85	0.87	1.21	1.28	1.19
Net realized and unrealized gain (loss) on investments	7.20	5.21	(4.00)	1.24	3.35
Total income (loss) from investment operations	8.05	6.08	(2.79)	2.52	4.54

Distributions
From net investment income	(1.22)	(0.99)	(1.11)	(1.07)	(1.18)
From net realized gain on security transactions	(6.68)	(1.15)	(1.74)	(0.47)	(0.27)
Total distributions	(7.90)	(2.14)	(2.85)	(1.54)	(1.45)
Net asset value, end of year	$43.67	$43.52	$39.58	$45.22	$44.24

Total return	19.55%	15.58%	(6.52)%	5.63%	11.09%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$19,073	$19,788	$18,374	$19,971	$19,541
Ratio of expenses to average net assets (3)	1.14%	1.27%	1.16%	1.11%	1.24%
Ratio of net investment income to average net assets	1.86%	2.04%	2.73%	2.74%	2.73%
Portfolio turnover rate	92%	67%	30%	28%	16%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,
	2018	2017	2016	2015	2014
For a share outstanding throughout each year
Net asset value, beginning of year	$10.26	$9.02	$10.69	$11.87	$12.24
Income from investment operations
Net investment income (1)(2)	0.58	0.72	0.78	0.88	0.83
Net realized and unrealized gain (loss) on investments	0.43	1.22	(1.65)	(1.25)	(0.41)
Total income (loss) from investment operations	1.01	1.94	(0.87)	(0.37)	0.42

Distributions
From net investment income	(0.62)	(0.70)	(0.80)	(0.81)	(0.79)
Total distributions	(0.62)	(0.70)	(0.80)	(0.81)	(0.79)
Net asset value, end of year	$10.65	$10.26	$9.02	$10.69	$11.87

Total return (excludes sales charge)	10.10%	22.19%	(8.78)%	(3.48)%	3.58%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$145,651	$156,664	$140,412	$186,423	$226,003
Ratio of expenses to average net assets (3)	1.11%	1.13%	1.12%	1.11%	1.12%
Ratio of net investment income to average net assets	5.54%	7.22%	7.60%	7.46%	6.93%
Portfolio turnover rate	92%	102%	101%	50%	59%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,
	2018	2017	2016	2015	2014
For a share outstanding throughout each year
Net asset value, beginning of year	$9.75	$8.60	$10.24	$11.41	$11.81
Income from investment operations
Net investment income (1)(2)	0.50	0.63	0.70	0.78	0.74
Net realized and unrealized gain (loss) on investments	0.40	1.18	(1.58)	(1.19)	(0.40)
Total income (loss) from investment operations	0.90	1.81	(0.88)	(0.41)	0.34

Distributions
From net investment income	(0.57)	(0.66)	(0.76)	(0.76)	(0.74)
Total distributions	(0.57)	(0.66)	(0.76)	(0.76)	(0.74)
Net asset value, end of year	$10.08	$9.75	$8.60	$10.24	$11.41

Total return	9.53%	21.71%	(9.28)%	(3.94)%	3.02%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$368,370	$370,470	$331,362	$424,727	$359,011
Ratio of expenses to average net assets (3)	1.61%	1.63%	1.62%	1.61%	1.62%
Ratio of net investment income to average net assets	5.04%	6.72%	7.10%	6.96%	6.43%
Portfolio turnover rate	92%	102%	101%	50%	59%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.59	$9.00
Income from investment operations
Net investment income (1)(2)	0.50	0.44
Net realized and unrealized gain on investments	0.39	0.63
Total income from investment operations	0.89	1.07

Distributions
From net investment income	(0.58)	(0.48)
Total distributions	(0.58)	(0.48)
Net asset value, end of year/period	$9.90	$9.59

Total return (excludes sales charge)	9.55%	12.17	%(4)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$19,099	$6,267
Ratio of expenses to average net assets (3)	1.61%	1.63	%(5)
Ratio of net investment income to average net assets	5.10%	6.35	%(5)
Portfolio turnover rate	92%	102	%(4)

*	Commencement of operations was May 6, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31,
	2018	2017	2016	2015	2014
For a share outstanding throughout each year
Net asset value, beginning of year	$10.71	$9.38	$11.08	$12.26	$12.61
Income from investment operations
Net investment income (1)(2)	0.66	0.79	0.87	0.96	0.91
Net realized and unrealized gain (loss) on investments	0.44	1.29	(1.72)	(1.27)	(0.42)
Total income (loss) from investment operations	1.10	2.08	(0.85)	(0.31)	0.49

Distributions
From net investment income	(0.66)	(0.75)	(0.85)	(0.87)	(0.84)
Total distributions	(0.66)	(0.75)	(0.85)	(0.87)	(0.84)
Net asset value, end of year	$11.15	$10.71	$9.38	$11.08	$12.26

Total return	10.63%	22.84%	(8.33)%	(2.94)%	4.09%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$273,474	$217,871	$146,738	$184,049	$106,305
Ratio of expenses to average net assets (3)	0.61%	0.63%	0.62%	0.61%	0.62%
Ratio of net investment income to average net assets	6.06%	7.72%	8.10%	7.96%	7.43%
Portfolio turnover rate	92%	102%	101%	50%	59%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31, *
	2018	2017	2016	2015	2014
For a share outstanding throughout each year
Net asset value, beginning of year	$3.92	$3.76	$4.04	$4.22	$4.36
Income from investment operations
Net investment income (1)(2)	0.14	0.12	0.16	0.21	0.18
Net realized and unrealized gain (loss) on investments	0.02	0.13	(0.27)	(0.21)	(0.17)
Total income (loss) from investment operations	0.16	0.25	(0.11)	—	0.01

Distributions
From net investment income	(0.11)	(0.09)	(0.17)	(0.18)	(0.15)
Total distributions	(0.11)	(0.09)	(0.17)	(0.18)	(0.15)
Net asset value, end of year	$3.97	$3.92	$3.76	$4.04	$4.22

Total return (excludes sales charge)	4.18%	6.82%	(2.81)%	(0.01)%	0.26%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$10,869	$10,114	$5,377	$3,285	$3,322
Ratio of expenses to average net assets (3)(4)	0.93%	1.20%	1.39%	1.32%	1.30%
Ratio of net investment income to average net assets	3.44%	3.08%	4.14%	5.05%	4.36%
Portfolio turnover rate	36%	55%	84%	31%	103%

*	Adjusted to reflect 3:1 stock split effective February 1, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 0.98%, 1.20%, 1.44%, 1.62%, and 1.59%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31, *
	2018	2017	2016	2015	2014
For a share outstanding throughout each year
Net asset value, beginning of year	$3.60	$3.47	$3.74	$3.92	$4.07
Income from investment operations
Net investment income (1)(2)	0.09	0.07	0.11	0.16	0.13
Net realized and unrealized gain (loss) on investments	0.02	0.12	(0.24)	(0.19)	(0.16)
Total income (loss) from investment operations	0.11	0.19	(0.13)	(0.03)	(0.03)

Distributions
From net investment income	(0.08)	(0.06)	(0.14)	(0.15)	(0.12)
Total distributions	(0.08)	(0.06)	(0.14)	(0.15)	(0.12)
Net asset value, end of year	$3.63	$3.60	$3.47	$3.74	$3.92

Total return	3.09%	5.58%	(3.73)%	(1.00)%	(0.72)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$120,009	$40,665	$20,715	$15,396	$14,282
Ratio of expenses to average net assets (3)(4)	1.93%	2.20%	2.39%	2.32%	2.30%
Ratio of net investment income to average net assets	2.41%	2.08%	3.14%	4.05%	3.40%
Portfolio turnover rate	36%	55%	84%	31%	103%

*	Adjusted to reflect 3:1 stock split effective February 1, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.98%, 2.20%, 2.44%, 2.62%, and 2.59%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31, †				For the Period Ended January 31,
	2018	2017	2016	2015	2014*†
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$4.16	$3.99	$4.27	$4.45	$4.50
Income from investment operations
Net investment income (1)(2)	0.15	0.13	0.17	0.22	0.14
Net realized and unrealized gain (loss) on investments	0.02	0.13	(0.28)	(0.22)	(0.09)
Total income (loss) from investment operations	0.17	0.26	(0.11)	—	0.05

Distributions
From net investment income	(0.11)	(0.09)	(0.17)	(0.18)	(0.10)
Total distributions	(0.11)	(0.09)	(0.17)	(0.18)	(0.10)
Net asset value, end of year/period	$4.22	$4.16	$3.99	$4.27	$4.45

Total return	4.18%	6.77%	(2.82)%	(0.01)%	1.13	%(4)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$96,285	$45,434	$3,986	$5,276	$1,019
Ratio of expenses to average net assets (3)(6)	0.93%	1.20%	1.39%	1.32%	1.30	%(5)
Ratio of net investment income to average net assets	3.42%	3.08%	4.14%	5.05%	4.91	%(5)
Portfolio turnover rate	36%	55%	84%	31%	103	%(4)

*	Commencement of operations was June 1, 2013.

†	Adjusted to reflect 3:1 stock split effective February 1, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 0.98%, 1.20%, 1.44%, 1.62%, and 1.68%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,
	2018	2017	2016	2015	2014
For a share outstanding throughout each year
Net asset value, beginning of year	$30.74	$32.93	$36.13	$35.24	$30.39
Income from investment operations
Net investment loss (1)(2)	(0.11)	(0.19)	(0.20)	(0.16)	(0.16)
Net realized and unrealized gain (loss) on investments	5.47	4.98	(2.64)	1.17	5.01
Total income (loss) from investment operations	5.36	4.79	(2.84)	1.01	4.85

Distributions
From net investment income	(0.21)	—	—	—	—
From net realized gain on security transactions	(5.68)	(6.98)	(0.36)	(0.12)	—
Total distributions	(5.89)	(6.98)	(0.36)	(0.12)	—
Net asset value, end of year	$30.21	$30.74	$32.93	$36.13	$35.24

Total return (excludes sales charge)	18.55%	14.84%	(7.96)%	2.86%	15.96%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,141	$6,474	$7,235	$10,087	$11,907
Ratio of expenses to average net assets (3)	1.24%	1.44%	1.30%	1.16%	1.23%
Ratio of net investment loss to average net assets	(0.35)%	(0.55)%	(0.54)%	(0.44)%	(0.47)%
Portfolio turnover rate	8%	27%	1%	7%	3%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,
	2018	2017	2016	2015	2014
For a share outstanding throughout each year
Net asset value, beginning of year	$29.28	$31.81	$35.08	$34.40	$29.81
Income from investment operations
Net investment loss (1)(2)	(0.34)	(0.35)	(0.37)	(0.34)	(0.32)
Net realized and unrealized gain (loss) on investments	5.18	4.80	(2.54)	1.14	4.91
Total income (loss) from investment operations	4.84	4.45	(2.91)	0.80	4.59

Distributions
From net investment income	(0.01)	—	—	—	—
From net realized gain on security transactions	(5.68)	(6.98)	(0.36)	(0.12)	—
Total distributions	(5.69)	(6.98)	(0.36)	(0.12)	—
Net asset value, end of year	$28.43	$29.28	$31.81	$35.08	$34.40

Total return	17.66%	14.29%	(8.40)%	2.32%	15.40%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$19,856	$21,838	$24,379	$29,539	$29,125
Ratio of expenses to average net assets (3)	1.99%	1.94%	1.80%	1.66%	1.73%
Ratio of net investment loss to average net assets	(1.11)%	(1.05)%	(1.04)%	(0.94)%	(0.97)%
Portfolio turnover rate	8%	27%	1%	7%	3%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31,				For the Period Ended January 31,
	2018	2017	2016	2015	2014 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$32.41	$34.21	$37.33	$36.23	$33.00
Income from investment operations
Net investment income (loss) (1)(2)	(0.04)	(0.02)	(0.02)	0.02	0.03
Net realized and unrealized gain (loss) on investments	5.80	5.20	(2.74)	1.20	3.20
Total income (loss) from investment operations	5.76	5.18	(2.76)	1.22	3.23

Distributions
From net investment income	(0.28)	—	—	—	—
From net realized gain on security transactions	(5.68)	(6.98)	(0.36)	(0.12)	—
Total distributions	(5.96)	(6.98)	(0.36)	(0.12)	—
Net asset value, end of year/period	$32.21	$32.41	$34.21	$37.33	$36.23

Total return	18.84%	15.44%	(7.49)%	3.36%	9.79	%(4)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$2,716	$2,298	$1,741	$2,877	$1,560
Ratio of expenses to average net assets (3)	0.99%	0.94%	0.80%	0.66%	0.73	%(5)
Ratio of net investment loss to average net assets	(0.13)%	(0.05)%	(0.04)%	(0.06)%	(0.13	)%(5)
Portfolio turnover rate	8%	27%	1%	7%	3	%(4)

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.97	$10.00
Income from investment operations
Net investment income (loss) (1)(2)	(0.04)	—	(3)
Net realized and unrealized gain on investments	1.40	2.00
Total income from investment operations	1.36	2.00

Distributions
From net investment income	—	(0.03)
From net realized gain on security transactions	(1.90)	—
Total distributions	(1.90)	(0.03)
Net asset value, end of year/period	$11.43	$11.97

Total return (excludes sales charge)	12.37%	19.99	%(5)

Ratios/Supplemental Data:
Net assets, end of year/period (000's omitted)	$35	$12
Ratio of expenses to average net assets (4)(7)	1.40%	1.40	%(6)
Ratio of net investment income (loss) to average net assets	(0.35)%	0.06	%(6)
Portfolio turnover	143%	41	%(5)

*	Commencement of operations was May 9, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less that $0.005 per share.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.21% and 2.84%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.93	$10.00
Income from investment operations
Net investment loss (1)(2)	(0.13)	(0.07)
Net realized and unrealized gain on investments	1.38	2.00
Total income from investment operations	1.25	1.93

Distributions
From net realized gain on security transactions	(1.90)	—
Total distributions	(1.90)	—
Net asset value, end of year/period	$11.28	$11.93

Total return	11.46%	19.30	%(4)

Ratios/Supplemental Data:
Net assets, end of year/period (000's omitted)	$485	$140
Ratio of expenses to average net assets (3)(6)	2.15%	2.15	%(5)
Ratio of net investment loss to average net assets	(1.08)%	(0.81	)%(5)
Portfolio turnover	143%	41	%(4)

*	Commencement of operations was May 9, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.96% and 3.59%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.98	$10.00
Income from investment operations
Net investment income (loss) (1)(2)	— (3)	0.02
Net realized and unrealized gain on investments	1.40	1.99
Total income from investment operations	1.40	2.01

Distributions
From net investment income	—	(0.03)
From net realized gain on security transactions	(1.90)	—
Total distributions	(1.90)	(0.03)
Net asset value, end of year/period	$11.48	$11.98

Total return	12.71%	20.12	%(5)

Ratios/Supplemental Data:
Net assets, end of year/period (000's omitted)	$21,602	$17,656
Ratio of expenses to average net assets (4)(7)	1.15%	1.15	%(6)
Ratio of net investment income (loss) to average net assets	(0.01)%	0.29	%(6)
Portfolio turnover	143%	41	%(5)

*	Commencement of operations was May 9, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less than $(0.005).

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.96%, and 2.59%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MID CAP FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.65	$10.00
Income from investment operations
Net investment loss (1)(2)	(0.04)	(0.02)
Net realized and unrealized gain on investments	0.99	0.67
Total income from investment operations	0.95	0.65

Distributions
From net investment income	—	—	(3)
From net realized gain on security transactions	(0.19)	—	(3)
Total distributions	(0.19)	—	(3)
Net asset value, end of year/period	$11.41	$10.65

Total return (excludes sales charge)	9.04%	6.53	%(5)

Ratios/Supplemental Data:
Net assets, end of year/period (000's omitted)	$196	$6
Ratio of expenses to average net assets (4)(7)	1.50%	1.50	%(6)
Ratio of net investment loss to average net assets	(0.38)%	(0.31	)%(6)
Portfolio turnover	93%	44	%(5)

*	Commencement of operations was May 10, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less that $(0.005) per share.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.29% and 3.06%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MID CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.60	$10.00
Income from investment operations
Net investment loss (1)(2)	(0.12)	(0.07)
Net realized and unrealized gain on investments	1.00	0.67
Total income from investment operations	0.88	0.60

Distributions
From net realized gain on security transactions	(0.19)	—	(3)
Total distributions	(0.19)	—	(3)
Net asset value, end of year/period	$11.29	$10.60

Total return	8.42%	6.01	%(5)

Ratios/Supplemental Data:
Net assets, end of year/period (000's omitted)	$815	$97
Ratio of expenses to average net assets (4)(7)	2.25%	2.25	%(6)
Ratio of net investment loss to average net assets	(1.10)%	(0.99	)%(6)
Portfolio turnover	93%	44	%(5)

*	Commencement of operations was May 10, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less that $(0.005) per share.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 3.04% and 3.81%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MID CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.67	$10.00
Income from investment operations
Net investment income (1)(2)	— (3)	—	(3)
Net realized and unrealized gain on investments	0.99	0.68
Total income from investment operations	0.99	0.68

Distributions
From net investment income	—	(0.01)
From net realized gain on security transactions	(0.19)	—	(4)
Total distributions	(0.19)	(0.01)
Net asset value, end of year/period	$11.47	$10.67

Total return	9.40%	6.83	%(6)

Ratios/Supplemental Data:
Net assets, end of year/period (000's omitted)	$23,560	$15,858
Ratio of expenses to average net assets (5)(8)	1.25%	1.25	%(7)
Ratio of net investment income (loss) to average net assets	(0.04)%	0.00	%(7)(9)
Portfolio turnover	93%	44	%(6)

*	Commencement of operations was May 10, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less that $0.005 per share.

(4)	Amount is less than $(0.005) per share.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.04% and 2.81%, respectively.

(9)	Amount is less that 0.005% per share.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS

January 31, 2018

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Growth Fund, Capital Income Fund, Multi-Asset Income Fund, Short Term Bond Fund, Master Allocation Fund, Small Cap Fund, and Mid Cap Fund (collectively the “Funds”). Each Fund offers Class A, Class L and Institutional Class shares. In addition, the Multi-Asset Income Fund also offers Class C shares.

The Growth Fund’s investment objective is growth of capital. The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange-traded funds (“ETFs”) and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Multi-Asset Income Fund’s investment objective is current income with limited credit risk. The Multi-Asset Income Fund invests primarily in debt securities, including U.S. Government securities, corporate bonds and structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Short Term Bond Fund’s investment objective is to seek income consistent with the preservation of capital. Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the opinion of Yorktown Management & Research Company, Inc., the Funds’ investment adviser (the “Adviser”), offer the opportunity for income consistent with preservation of capital. The Fund’s portfolio will have an average aggregate maturity of not more than three years.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing in a variety of equity and debt securities. The Adviser currently invests Fund assets in securities issued by other Underlying

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

1.	Organization, continued

Funds managed by the Adviser, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

The Small Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser and Sapphire Star Capital, LLC, the Small Cap Fund’s sub-adviser, seek to achieve the Small Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of U.S. small capitalized (“small cap”) value companies. The Fund may also invest in securities issued by Underlying Funds, and Index Securities, including ETFs and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark. Vericimetry Advisors, LLC acted as the Small Cap Fund’s sub-adviser from May 9, 2016 through September 30, 2017.

The Mid Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser and Poplar Forest Capital LLC, the Mid Cap Fund’s sub-adviser, seek to achieve the Mid Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of medium capitalized (“mid cap”) companies. The Fund may also invest in securities issued by Underlying Funds, and Index Securities.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than ETFs) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day at the previous day’s closing price. ETFs are valued at the last sales price on the ETF’s primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

●

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2018, in valuing the Funds’ assets carried at fair value.

Growth Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$67,769,162	$657,401	$—	$68,426,563
Total	$67,769,162	$657,401	$—	$68,426,563

Capital Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$33,684,976	$—	$—	$33,684,976
Corporate Bonds and Notes	—	3,002,533	—	3,002,533
Investment Companies	2,197,100	—	—	2,197,100
Total	$35,882,076	$3,002,533	$—	$38,884,609

Multi-Asset Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$231,651,720	$—	$—	$231,651,720
Corporate Bonds and Notes	—	458,549,861	—	458,549,861
Investment Companies	25,541,237	—	—	25,541,237
Preferred Stocks	67,156,219	—	—	67,156,219
Securitized Debt Obligations	—	4,298,398	—	4,298,398
Total	$324,349,176	$462,848,259	$—	$787,197,435

Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$208,824,306	$—	$208,824,306
Municipal Bonds	—	49,642	—	49,642
Preferred Stocks	1,546,609	—	—	1,546,609
Securitized Debt Obligations	—	3,711,342	—	3,711,342
U.S. Treasury Notes and Bonds	—	499,800	—	499,800
Total	$1,546,609	$213,085,090	$—	$214,631,699

Master Allocation Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$28,070,522	$—	$—	$28,070,522
Total	$28,070,522	$—	$—	$28,070,522

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$21,010,607	$—	$—	$21,010,607
Total	$21,010,607	$—	$—	$21,010,607

Mid Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$23,197,552	$—	$—	$23,197,552
Total	$23,197,552	$—	$—	$23,197,552

See schedule of investments for breakdown of industries in which the Funds invest.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. The transfers from Level 1 to Level 2 represent securities which were valued using observable inputs of a similar asset at the end of the period that were not at the beginning of the period. The following is a summary of the transfer between Level 1 and Level 2 of the fair value hierarchy as of January 31, 2018 based on input levels assigned at January 31, 2017:

	Growth Fund	Multi-Asset Income Fund
Transfers into Level 1	$582,422	$503,400
Transfers out of Level 1	(240,324)	—
Net Transfers in (out) of Level 1	$342,098	$503,400

Transfers into Level 2	$240,324	$—
Transfers out of Level 2	(582,422)	(503,400)
Net Transfers in (out) of Level 2	$(342,098)	$(503,400)

Security Transactions and Investment Income

Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 2.25% for the Short Term Bond Fund and 5.75% for the remaining Funds. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

3.	Principal Risks

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk), the size of the companies it invests in (small company risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks—The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Small Company Risks—Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers may often have narrow markets, fewer product lines, and limited managerial and financial resources.

Credit and Counterparty Risks—The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

4.	Investment Advisory and Accounting Services Agreements

The Adviser, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment adviser and manager. For its services, the Adviser receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the average daily net assets of the Growth Fund; 0.60% of the average daily net assets of the Capital Income Fund; 0.40% of the average daily net assets of the Multi-Asset Income Fund; 0.70% of the average daily net assets of the Short Term Bond Fund; 0.30% of the average daily net assets of the Master Allocation Fund; 0.90% of the average daily net assets of the Small Cap Fund; and 1.15% of the first $50 million of the average daily net assets of the Mid Cap Fund, 1.00% on the next $50 million of the average daily net assets, 0.95% on the next $100 million of the average daily net assets, 0.90% on the next $300 million of the average daily net assets and 0.85% of the average daily net assets exceeding $500 million.

In the interest of limiting expenses of the Funds, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Funds (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Growth Fund’s ratio of total annual operating expenses is limited to 1.75% for Class A shares, 2.50% for Class L shares, and 1.50% for Institutional Class shares, Capital Income Fund’s ratio of total annual operating expenses is limited to 1.75% for Class A shares, 2.50% for Class L shares, and 1.50% for Institutional Class shares, Multi-Asset Income Fund’s ratio of total annual operating expenses is limited to 1.75% for Class A shares, 1.90% for Class L shares, 1.90% for Class C shares, and 1.00% for Institutional Class shares, Short Term Bond Fund’s ratio of total annual operating expenses is limited to 0.95% for Class A shares, 1.95% for Class L shares, and 0.95% for Institutional Class shares, the Small Cap Fund’s ratio of total annual operating expenses is limited to 1.40% for Class A shares, 2.15% for Class L shares, and 1.15% for Institutional Class shares, and that the Mid Cap Fund’s ratio of total annual operating expenses is limited to 1.50% for Class A shares, 2.25% for Class L shares, and 1.25% for Institutional Class shares. The Adviser is entitled to the reimbursement of fees waived or reimbursed subject to the limitations that

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the applicable Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 90 days notice, or if the Adviser ceases to serve as adviser to the Funds. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board of Trustees. During the fiscal year ended January 31, 2018, the Adviser contractually waived fees and reimbursed expenses of $85,223, $154,492, and $155,469 in the Short Term Bond Fund, Small Cap Fund, and Mid Cap Fund, respectively. As of January 31, 2018, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

	Amount	Recoupable through January 31,
Short Term Bond Fund	$85,223	2021
Small Cap Fund	125,765	2020
	154,492	2021
Mid Cap Fund	126,840	2020
	155,469	2021

Adviser has retained sub-advisers to provide portfolio management and related services to the Funds. The sub-advisers receive a fee from the Adviser (not the Funds) for these services.

In addition, the Adviser provided certain accounting and pricing services for the Growth Fund, Capital Income Fund, Multi-Asset Income Fund, Short Term Bond Fund, and Master Allocation Fund through July 31, 2017. For the six months ended July 31, 2017, the Adviser received $22,981, $21,913, $54,008, $25,704, and $21,310 from the Growth Fund, Capital Income Fund, Multi-Asset Income Fund, Short Term Bond Fund, and Master Allocation Fund, respectively for these services. Effective August 1, 2017, the Trust retained Ultimus Asset Services, LLC (“Ultimus”), to provide certain transfer agency, fund accounting, fund administration, and compliance support services for the aforementioned Funds. For the six months ended January 31, 2018, Ultimus received $41,077, $41,205, $149,606, $56,177, and $42,128 from the Growth Fund, Capital Income Fund, Multi-Asset Income Fund, Short Term Bond Fund, and Master Allocation Fund, respectively for these services. For the fiscal year ended January 31, 2018, Ultimus earned fees of $77,350 and $77,432 for fund transfer agency, accounting, fund administration, and compliance support services from the

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

Small Cap Fund and Mid Cap Fund, respectively. Ultimus contractually agreed to reduce its base minimum transfer agency fee by 100% for the first six months and 50% for the second six months after the inception of the Small Cap Fund and Mid Cap Fund.

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A shares of the Capital Income Fund, Master Allocation Fund, Small Cap Fund and Mid Cap Fund pay a fee of 0.25% of each Class A shares’ average daily net assets for distribution fees. Class A shares of the Multi-Asset Income Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class L shares of each of the Funds pay a fee of 1.00% of each Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class C shares of Multi-Asset Income Fund pay a fee of 1.00% of Class C share’s average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

6.	Investment Activity

For the fiscal year ended January 31, 2018, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$21,017,398	$30,571,241	$—	$—
Capital Income Fund	36,183,893	45,704,345	—	—
Multi-Asset Income Fund	759,791,936	708,059,831	—	—
Short Term Bond Fund	213,124,543	50,862,848	—	—
Master Allocation Fund	2,546,419	7,025,000	—	—
Small Cap Fund	27,816,649	26,849,050	—	—
Mid Cap Fund	23,403,350	17,938,405	—	—

7.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Federal Income Tax Information, continued

taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes may differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

FASB Accounting Standard Codification "Accounting for Uncertainty in Income Taxes", Topic 740 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ 2017 tax returns, in addition to the Funds' previous three open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Virginia State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

At January 31, 2018, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Cost of investments	$42,083,987	$32,460,107	$755,831,614	$214,307,513
Gross unrealized appreciation	$26,499,480	$6,667,839	$43,987,313	$1,462,781
Gross unrealized depreciation	(156,904)	(243,337)	(12,621,492)	(1,138,595)
Net unrealized appreciation/(depreciation) on investments	$26,342,576	$6,424,502	$31,365,821	$324,186

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Federal Income Tax Information, continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Cost of investments	$18,173,848	$19,201,066	$20,993,117
Gross unrealized appreciation	$9,896,674	$2,480,313	$3,148,535
Gross unrealized depreciation	—	(670,772)	(944,100)
Net unrealized appreciation/(depreciation) on investments	$9,896,674	$1,809,541	$2,204,435

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended January 31, 2018, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

	Increase (Decrease)
	Paid-in Capital	Accumulated Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
Growth Fund	$(89,452)	$84,492	$4,960
Capital Income Fund	—	31,894	(31,894)
Multi-Asset Income Fund	(649,003)	1,184,980	(535,977)
Short Term Bond Fund	(2,966,687)	73,719	2,892,968
Master Allocation Fund	4,164	331,974	(336,138)
Small Cap Fund	—	22,651	(22,651)
Mid Cap Fund	—	27,366	(27,366)

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Federal Income Tax Information, continued

As of January 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Undistributed ordinary income	$—	$576,828	$—	$1,405,314
Undistributed long term capital gains	5,569,284	3,090,581	—	—
Accumulated earnings	5,569,284	3,667,409	—	1,405,314
Accumulated capital and other losses	(50,219)	—	(128,979,579)	(1,769,082)
Unrealized appreciation/(depreciation) on investments	26,344,897	6,425,465	31,365,821	324,186
Total accumulated earnings/(deficit)	$31,863,962	$10,092,874	$(97,613,758)	$(39,582)

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Undistributed ordinary income	$21,779	$166,127	$318,888
Undistributed long term capital gains	2,984,500	3,188	44,021
Accumulated earnings	3,006,279	169,315	362,909
Accumulated capital and other losses	—	—	—
Unrealized appreciation/(depreciation) on investments	9,896,674	1,809,541	2,204,435
Total accumulated earnings/(deficit)	$12,902,953	$1,978,856	$2,567,344

The tax character of distributions paid during the years ended January 31, 2018 and 2017 were as follows:

	January 31, 2018
	Ordinary Income	Long Term Capital Gains	Total Distributions
Growth Fund	$—	$4,338,590	$4,338,590
Capital Income Fund	1,367,985	5,013,874	6,381,859
Multi-Asset Income Fund	46,346,776	—	46,346,776
Short Term Bond Fund	3,503,372	—	3,503,372
Master Allocation Fund	65,303	4,777,925	4,843,228
Small Cap Fund	635,555	2,383,688	3,019,243
Mid Cap Fund	365,754	3,137	368,891

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Federal Income Tax Information, continued

	January 31, 2017
	Ordinary Income	Long Term Capital Gains	Total Distributions
Growth Fund	$—	$607,633	$607,633
Capital Income Fund	683,814	1,153,996	1,837,810
Multi-Asset Income Fund	48,642,530	—	48,642,530
Short Term Bond Fund	1,049,000	—	1,049,000
Master Allocation Fund	—	5,875,321	5,875,321
Small Cap Fund	48,004	—	48,004
Mid Cap Fund	17,437	2,151	19,588

At January 31, 2018, the Funds had accumulated capital loss carryforwards as follows:

Not Subject to Expiration
	Short Term	Long Term	Total
Growth Fund	$—	$—	$—
Capital Income Fund	—	—	—
Multi-Asset Income Fund	61,386,004	67,593,575	128,979,579
Short Term Bond Fund	608,250	1,160,832	1,769,082
Master Allocation Fund	—	—	—
Small Cap Fund	—	—	—
Mid Cap Fund	—	—	—

At January 31, 2018, the Multi-Asset Income Fund and Short Term Bond Fund had capital loss carryforwards expired of $62,312 and $2,966,687, respectively.

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of January 31, 2018, the Funds had Post-October capital losses of:

Growth Fund	$50,219
Capital Income Fund	—
Multi-Asset Income Fund	—
Short Term Bond Fund	—
Master Allocation Fund	—
Small Cap Fund	—
Mid Cap Fund	—

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Transactions with Affiliates

The Multi-Asset Income Fund and Master Allocation Fund invest in other mutual funds which are managed by the Adviser. Transactions with affiliates during the fiscal year ended January 31, 2018 were as follows:

Multi-Asset Income Fund

Affiliated Fund Name	Balance of Shares Held on 1/31/17	Purchases/ Additions	Sales/ Reductions
Short Term Bond Fund	2,672,103	—	(2,672,103)
Small Cap Fund	1,002,004	176,496	—
Mid Cap Fund	1,000,000	47,259	—
Total	4,674,107	223,755	(2,672,103)

Affiliated Fund Name	Balance of Shares Held on 1/31/18	Value 1/31/18	Dividend Income	Realized Gain (Loss) on Security Transactions
Short Term Bond Fund	—	$—	$147,229	$245,811
Small Cap Fund	1,178,500	13,529,177	—	1,904,389
Mid Cap Fund	1,047,259	12,012,060	—	195,167
Total	2,225,759	$25,541,237	$147,229	$2,345,367

Master Allocation Fund

Affiliated Fund Name	Balance of Shares Held on 1/31/17	Purchases/ Additions	Sales/ Reductions
Growth Fund
Institutional Class	—	534,963	(58,228)
Class A	728,774	—	(728,774)
Capital Income Fund	227,764	28,220	(57,334)
Small Cap Fund	397,977	70,101	—
Mid Cap Fund	417,401	—	—
Total	1,771,916	633,284	(844,336)

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Transactions with Affiliates, continued

Affiliated Fund Name	Balance of Shares Held on 1/31/18	Value 1/31/18	Dividend Income	Realized Gain (Loss) on Security Transactions
Growth Fund
Institutional Class	476,735	$9,234,362	$—	$1,058,003
Class A	—	—	—	1,865,150
Capital Income Fund	198,650	8,675,032	254,034	1,746,234
Small Cap Fund	468,078	5,373,539	—	756,388
Mid Cap Fund	417,401	4,787,589	—	77,787
Total	1,560,864	$28,070,522	$254,034	$5,503,562

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund under Section 2(a)(9) of the 1940 Act. At January 31, 2018, the Multi-Asset Income Fund, as record shareholder, owned 61% and 49%, respectively, of the outstanding shares of the Small Cap Fund and Mid Cap Fund.

The Funds may also engage in direct transactions with certain other Yorktown Funds when practical. When one Fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both Funds to benefit by reducing transaction costs. For the fiscal year ended January 31, 2018, each Fund’s total aggregate security transactions with other Yorktown Funds, as well as any realized gains (losses), were as follows:

	Total Aggregate Transactions	Realized Gains (Losses)
Multi-Asset Income Fund	$2,799,354	$105,085
Short Term Bond Fund	2,799,354	—

9.	Fund Reorganization

On October 7, 2016, the Capital Income Fund acquired all the net assets of the API Value Fund (“Value Fund”) pursuant to a plan of reorganization approved by Value Fund shareholders on September 29, 2016. The acquisition was accomplished by a tax-free exchange of 348,117 shares of the Capital Income Fund, valued at $14,322,558 for 858,933 shares of the Value Fund outstanding on October 7, 2016. The investment portfolio of the Value Fund, with a fair value of $14,324,911 and identified cost of $10,012,780, was the principal asset acquired by the Capital Income Fund. For financial reporting purposes, assets received and shares issued by the Capital Income Fund were recorded at fair value; however, the cost basis of the investments

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

9.	Fund Reorganization, continued

received from the Value Fund was carried forward to align ongoing reporting of the Capital Income Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Capital Income Fund were $30,893,726.

Assuming the acquisition had been completed on February 1, 2016, the beginning of the annual reporting period, the Capital Income Fund’s pro forma results of operations on the statement of changes in net assets for the year ended January 31, 2017 are as follows:

Net investment income	$730,267
Net gain on investments	1,781,052
Change in unrealized appreciation on investments	701,940
Net increase in assets resulting from operations	$3,213,259

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Value Fund that have been included as part of the Capital Income Fund’s statement of changes in net assets since October 7, 2016.

10. Subsequent Event

Management of the Funds has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date these financials were issued. Management has determined that there were no additional items requiring additional disclosure.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

11.	Proxy Voting Results (Unaudited)

On August 18, 2017, a special meeting of the shareholders was held at the offices of the Trust for the purpose of voting on the proposals set forth below:

	For	Against	Abstain
Approval of a new investment advisory agreement on behalf of the Growth Fund	2,201,909	37,702	97,026
Approval of a new investment advisory agreement on behalf of the Capital Income Fund	580,366	49,100	11,749
Approval of a new investment advisory agreement on behalf of the Multi-Asset Income Fund	29,125,405	4,318,996	2,994,568
Approval of a new investment advisory agreement on behalf of the Short Term Bond Fund	14,282,680	3,290,337	910,133
Approval of a new investment advisory agreement on behalf of the Master Allocation Fund	518,924	35,151	13,959
Approval of a new investment advisory agreement on behalf of the Small Cap Fund	1,565,507	1,993	0
Approval of a new investment advisory agreement on behalf of the Mid Cap Fund	1,837,683	21,507	3,275

On October 16, 2017, a special meeting of the shareholders was held at the offices of the Trust for the purpose of approving a new investment sub-advisory agreement with Sapphire Star Capital, LLC on behalf of the Small Cap Fund and to transact such other business as may properly come before the special meeting and any postponement or adjournment thereof. Below are the voting results for the Small Cap Fund from the special meeting:

	For	Against	Abstain
Approval of a new investment sub-advisory agreement with Sapphire Star Capital, LLC on behalf of the Small Cap Fund	1,419,862	0	0

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
of American Pension Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Yorktown Growth Fund, Yorktown Capital Income Fund, Yorktown Multi-Asset Income Fund, Yorktown Short Term Bond Fund, Yorktown Master Allocation Fund, Yorktown Small Cap Fund and Yorktown Mid Cap Fund (the “Funds”), each a series of American Pension Investors Trust (the “Trust”), including the schedules of investments, as of January 31, 2018, and the related statements of operations for the year then ended, with respect to Yorktown Growth Fund, Yorktown Capital Income Fund, Yorktown Multi-Asset Income Fund, Yorktown Short Term Bond Fund, Yorktown Master Allocation Fund, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended, with respect to Yorktown Small Cap Fund, the statements of changes in net assets and the financial highlights for the year then ended and for the period May 9, 2016 (commencement of operations) through January 31, 2017, with respect to Yorktown Mid Cap Fund, the statements of changes in net assets and the financial highlights for the year then ended and for the period May 10, 2016 (commencement of operations) through January 31, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of January 31, 2018, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2005.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
April 2, 2018

ADDITIONAL FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you received in January 2018 shows the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

For the year ended January 31, 2018, the following Funds paid qualified dividend income:

Qualified Dividend Income
Growth Fund	0%
Capital Income Fund	73%
Multi-Asset Income Fund	27%
Short Term Bond Fund	0%
Master Allocation Fund	100%
Small Cap Fund	21%
Mid Cap Fund	48%

For the taxable year ended January 31, 2018, the following percentage of ordinary income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
Growth Fund	0%
Capital Income Fund	70%
Multi-Asset Income Fund	12%
Short Term Bond Fund	0%
Master Allocation Fund	100%
Small Cap Fund	23%
Mid Cap Fund	47%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

Long Term Capital Gains Paid Amount
Growth Fund	$ 4,338,590
Capital Income Fund	5,013,874
Multi-Asset Income Fund	—
Short Term Bond Fund	—
Master Allocation Fund	4,777,925
Small Cap Fund	2,383,688
Mid Cap Fund	3,137

The graphs that follow assume an initial investment of $10,000 made on January 31, 2008 (or, if a shorter period, commencement of a Fund’s operations) and held through January 31, 2018. THE FUNDS’ RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The MSCI World Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Funds’ portfolios. The Bloomberg Barclays U.S. Aggregate Index is a broad-based benchmark that measures the investment grade fixed-rate taxable bond market and also is representative of a broader market and range of securities than is found in the Funds’ portfolios. The Dow Jones Conservative Relative Risk Index is made up of underlying indexes designed to measure portfolios at conservative risk levels. The Russell 2000 Index is a widely recognized unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. Russell Midcap Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000 Index. Individuals cannot invest directly in the Indexes; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Gross operating expense ratios by Fund and share class, as disclosed in the current prospectus as of the date of this report, are: Growth Fund Class A - 1.48%; Growth Fund Class L - 2.48%; Growth Fund Institutional Class - 1.48%; Capital Income Fund Class A - 1.63%; Capital Income Fund Class L - 2.38%; Capital Income Fund Institutional Class -1.38%; Multi-Asset Income Fund Class A – 1.17%; Multi-Asset Income Fund Class L – 1.67%; Multi-Asset Income Fund Class C – 1.67%; Multi-Asset Income Fund Institutional Class – 0.67%; Short Term Bond Fund Class A - 1.20%; Short Term Bond Fund Class L - 2.20%; Short Term Bond Fund Institutional Class - 1.20%; Master Allocation Fund Class A - 2.60%; Master Allocation Fund Class L - 3.35%; Master Allocation Fund Institutional Class - 2.35%. Small Cap Fund Class A – 2.36%; Small Cap Fund Class L – 3.11%; Small Cap Fund Institutional Class – 2.11%; Mid Cap Fund Class A – 2.55%; Mid Cap Fund Class L – 3.30%; Mid Cap Fund Institutional Class – 2.30%. Please see the Financial Highlights section of the Funds’ financial statements for more current information with respect to Expense Ratios.

The performance data quoted represents past performance and does not guarantee future results. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the Funds, to obtain performance data current to the most recent month end, or to obtain a prospectus, please call 1-800-544-6060. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of each Fund before investing. A Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Funds are distributed by Unified Financial Services, Inc., member FINRA.

Expense Examples (Unaudited)

Yorktown Funds

As a shareholder in a Yorktown Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2017 to January 31, 2018.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value, January 31, 2018	Expenses Paid During the Period (a)	Annualized Expense Ratio
Growth Fund
Class A
Actual	$ 1,000.00	$ 1,152.50	$ 7.51	1.38%
Hypothetical (5% return before expenses)	1,000.00	1,018.27	7.00	1.38%
Class L
Actual	1,000.00	1,146.90	12.88	2.38%
Hypothetical (5% return before expenses)	1,000.00	1,013.21	12.08	2.38%
Institutional Class
Actual	1,000.00	1,152.70	7.46	1.38%
Hypothetical (5% return before expenses)	1,000.00	1,018.27	7.00	1.38%

Capital Income Fund
Class A
Actual	1,000.00	1,092.90	7.18	1.36%
Hypothetical (5% return before expenses)	1,000.00	1,018.34	6.93	1.36%
Class L
Actual	1,000.00	1,088.70	11.11	2.11%
Hypothetical (5% return before expenses)	1,000.00	1,014.57	10.71	2.11%
Institutional Class
Actual	1,000.00	1,094.40	5.86	1.11%
Hypothetical (5% return before expenses)	1,000.00	1,019.61	5.65	1.11%

Multi-Asset Income Fund
Class A
Actual	1,000.00	1,043.10	5.72	1.11%
Hypothetical (5% return before expenses)	1,000.00	1,019.61	5.65	1.11%
Class L
Actual	1,000.00	1,041.30	8.29	1.61%
Hypothetical (5% return before expenses)	1,000.00	1,017.08	8.19	1.61%
Class C
Actual	1,000.00	1,041.30	8.29	1.61%
Hypothetical (5% return before expenses)	1,000.00	1,017.08	8.19	1.61%
Institutional Class
Actual	1,000.00	1,046.20	3.15	0.61%
Hypothetical (5% return before expenses)	1,000.00	1,022.12	3.12	0.61%

Short Term Bond Fund
Class A
Actual	1,000.00	1,010.80	4.62	0.91%
Hypothetical (5% return before expenses)	1,000.00	1,020.61	4.64	0.91%
Class L
Actual	1,000.00	1,004.80	9.66	1.91%
Hypothetical (5% return before expenses)	1,000.00	1,015.57	9.71	1.91%
Institutional Class
Actual	1,000.00	1,012.50	4.62	0.91%
Hypothetical (5% return before expenses)	1,000.00	1,020.61	4.64	0.91%

	Beginning Account Value	Ending Account Value, January 31, 2018	Expenses Paid During the Period (a)	Annualized Expense Ratio
Master Allocation Fund
Class A
Actual	$ 1,000.00	$ 1,111.00	$ 6.59	1.24%
Hypothetical (5% return before expenses)	1,000.00	1,018.96	6.31	1.24%
Class L
Actual	1,000.00	1,107.00	10.57	1.99%
Hypothetical (5% return before expenses)	1,000.00	1,015.18	10.11	1.99%
Institutional Class
Actual	1,000.00	1,112.50	5.25	0.99%
Hypothetical (5% return before expenses)	1,000.00	1,020.24	5.02	0.99%

Small Cap Fund
Class A
Actual	1,000.00	1,112.60	7.45	1.40%
Hypothetical (5% return before expenses)	1,000.00	1,018.15	7.12	1.40%
Class L
Actual	1,000.00	1,108.10	11.42	2.15%
Hypothetical (5% return before expenses)	1,000.00	1,014.37	10.92	2.15%
Institutional Class
Actual	1,000.00	1,114.00	6.13	1.15%
Hypothetical (5% return before expenses)	1,000.00	1,019.41	5.85	1.15%

Mid Cap Fund
Class A
Actual	1,000.00	1,103.90	7.95	1.50%
Hypothetical (5% return before expenses)	1,000.00	1,017.64	7.63	1.50%
Class L
Actual	1,000.00	1,100.80	11.91	2.25%
Hypothetical (5% return before expenses)	1,000.00	1,013.86	11.42	2.25%
Institutional Class
Actual	1,000.00	1,106.40	6.64	1.25%
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36	1.25%

(a)	The dollar amounts shown as “Expenses Paid” are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) and divided by 365 (to reflect the one-half year period).

Other Information (Unaudited)

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Board Initial Approval of Investment Sub-Advisory Agreement (Unaudited)

SAPPHIRE STAR CAPITAL, LLC

The initial approval of the Sub-Investment Advisory Agreement (the “Sub-IA Agreement”) between Yorktown Management & Research Company, Inc. (“Yorktown”) and Sapphire Star Capital LLC (“Sapphire”), on behalf of the Yorktown Small Cap Fund (the “SC Fund”), was approved by the Board of Trustees (the "Board"), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Sub-IA Agreement, at an in-person meeting held on September 13, 2017. The Trust’s Board considered the factors described below prior to approving the Sub-IA Agreement.

To assist the Board in making its determination as to whether the Sub-IA Agreement should be approved for the SC Fund, the Board requested and received the following information: a description of Sapphire’s business and personnel, a description of the compensation to be received by Sapphire from Yorktown as a percentage of the overall management fee charged to the SC Fund; a description of the fees charged by Sapphire for services provided to its other clients, information relating to Sapphire’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding Sapphire or its personnel (there were none of either). In addition, the Board requested and received financial information from Sapphire to gain an understanding of the firm’s viability.

The Board then discussed the nature, extent and quality of Sapphire’s services to be provided to the SC Fund. The Board noted Mr. Borgen’s responses to their questions with respect to providing comprehensive and consistent investment management to the Fund, and their efforts to maintain ongoing regulatory compliance for the Fund.

The Board then discussed the SC Fund’s proposed fee structure and whether such structure would allow the SC Fund to realize economies of scale as it grew. The Board noted that the IA Agreement’s fee structure did not currently contain a breakpoint scale wherein relative IA fees would decrease as assets grew, but the proposed sub-advisory agreement did contain such breakpoints. The Board noted that as assets grew, the IA Agreement might need to be revisited. The Board then discussed at length the services to be provided to the SC Fund by Yorktown and Sapphire, and the percentage amount of the overall management fee to be paid to Sapphire. The Board also reviewed the proposed fees in light of the fees charged to other similar funds. After full review of the materials presented, the related discussions, and careful consideration, the Board, with the independent trustees separately concurring, agreed that the investment management fees to be charged to the SC Fund appeared to be fair and reasonable at the present time in light of the services to be provided to the SC Fund, that the proportion of the fee to be paid to Sapphire appeared to be reasonable, and that the portion of the fee to be retained by Yorktown appeared to be reasonable.

The Board next considered the matter of investment performance. Because the SC Fund was a relatively new fund that had only recently commenced investment operations, past performance was not a material consideration. However, the Board did note that Sapphire had been managing clients similar to the SC Fund, and the performance of those client accounts had been satisfactory. The Board also noted with approval that Sapphire’s business included serving a number of different clients, so Sapphire did not appear to realize any extraordinary ancillary benefits or profits deriving from its relationship with the SC Fund.

The Board also reviewed information relating to the average overall expense ratios of competing funds versus the overall expense ratios of the SC Fund. The Board noted with approval that the overall expense ratios of the SC Fund appeared to be in line with the average of the competition, although it was on the higher end of the scale.

The Independent Trustees then met separately with counsel to the Independent Trustees and the Chief Compliance Officer to discuss the proposed Sub-Advisory Agreement.

After full discussion, the Board, with the Independent Trustees separately concurring, approved the Sub-IA Agreement and directed Trust management to call a special meeting of the shareholders of the SC Fund to solicit their approval of the Sub-IA Agreement. The Trust held a Special Meeting of the shareholders of the SC Fund on October 16, 2017, at which time a majority of the SC Fund’s shareholders voted to approve the Sub-IA Agreement.

Board Approval of Investment Advisory Agreement (Unaudited)

At a Special In-Person Meeting of the Board of Trustees of the Trust held on May 22, 2017, the Trustees considered and approved a new Investment Advisory Agreement (the “IA Agreement”) between the Trust and Yorktown Management & Research Company, Inc. (“Yorktown”) on behalf of each Fund of the Trust. Mr. David D. Basten informed the Board that Yorktown was seeking Board approval of the new investment advisory agreement between the Trust and each Fund as a result of a planned change in the ownership structure of Yorktown (the “Transaction”). Yorktown decided to proceed with the Transaction for the purpose of long term estate planning and to ensure that the Adviser is in a strong ownership position for the foreseeable future. Mr. Basten assured the Board that the Transaction would not affect the operations of the Adviser. He stated that the officers of the Adviser will remain in place, and that all advisory functions will be handled by the same employees as before the Transaction. Mr. David D. Basten stated that he would continue to serve as President and Chief Investment Officer of the Adviser, as well as lead portfolio manager to the Funds.

The Board was further informed that the fees paid to the Adviser under the IA Agreement would be calculated at exactly the same rate as the fees previously charged under the present advisory agreements for all Funds.

The Board then reviewed the IA Agreement as it related to each Fund. In making the determination whether or not to recommend approval of the IA Agreement to shareholders of each Fund, the Board considered all information the Trustees deemed reasonably necessary to evaluate the terms of the IA Agreement and to determine that the IA Agreement would be in the best interests of each Fund and its shareholders.

The principal areas of review by the Board were the nature, extent and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. These matters were considered by the Independent Trustees consulting with experienced counsel for the Independent Trustees, who is independent of the Adviser. The Board gave substantial weight to the Adviser’s representations that: (i) the responsibilities of the Adviser under the IA Agreement are the same in all material respects as under the present advisory agreement, except that administrative services will no longer be provided; (ii) the operations of the Adviser and the level or quality of advisory services provided to each Fund will not be materially affected as a result of the IA Agreement; (iii) the same personnel of the Adviser who currently provide investment advisory services to each Fund will continue to do so upon approval of the IA Agreement; and (iv) the financial condition of the Adviser will not be adversely affected by the Transaction.

In addition, the Board considered the information they received when they approved the continuance of the present advisory agreements at an in-person meeting held on March 29, 2017 and the information regarding the Adviser and each Fund’s performance they had been provided throughout the year at regular meetings of the Board.

The Boards’ evaluation of the quality of the Adviser’s services took into account their knowledge and experience gained through meetings with and reports of the Adviser’s senior management over the course of many years. Both short-term and long-term investment performance of each Fund was considered. Each Fund’s performance was compared to its performance benchmark and to that of competitive funds with similar investment objectives. The Board also considered the scope and quality of the in-house capabilities of the Adviser and other resources dedicated to performing services for the Funds. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund's other service providers, were considered in light of each Funds’ compliance with investment policies and applicable laws and regulations and of related reports by management and each Fund's independent public accounting firm in periodic meetings with the Trust’s Audit Committee. The Board also considered the business reputation of the Adviser, the qualifications of its key investment and compliance personnel, and its financial resources.

In reviewing the proposed fees to be payable under the IA Agreement, the Board compared the current and proposed advisory fees and overall expense levels of each Fund with those of competitive funds with similar investment objectives. To assist the Board in its deliberations and considerations, the Board was provided with a written comparative analysis of fund fees and expenses prepared by an independent third party.

Additionally, the Board considered the impact of the proposed advisory fee on the overall expenses of each Fund on a share class basis.

After full discussion and consideration, the Board concluded that approval of the New Investment Advisory Agreement on behalf of each Fund would be in the best interests of each Fund and its shareholders, the services to be performed under the New Investment Advisory Agreement are services required for the operation of the Funds, Yorktown is likely to continue to provide satisfactory advisory services to the Funds, and the fees for the advisory services which Yorktown performs appear to be within the range of what would have been negotiated at arm’s length in light of the circumstances. The Board then authorized Trust management to call a special meeting of the shareholders of each Fund for the purpose of seeking shareholder approval of the IA Agreement. The shareholders of the Funds approved the IA Agreement at a shareholders meeting held on August 18, 2017.

TRUSTEES AND OFFICERS (Unaudited)

The table below provides information about the Trust’s trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held
David D. Basten Age 67	President and Trustee	Since 1985	All (consisting of seven portfolios)

President, Director and Portfolio Manager, Yorktown Management & Research Company, Inc.; Partner, Downtown Enterprises (real estate); Managing Partner, WAIMED Enterprises, LLC (real estate and travel services). He is the father of David M. Basten.

David M. Basten Age 40	Vice-President, Assistant Secretary and Trustee	Since 2008	All (consisting of seven portfolios)	Portfolio Manager, Yorktown Management & Research Company, Inc.. He is the son of David D. Basten.
Mark A. Borel Age 65	Trustee	Since 1985	All (consisting of seven portfolios)

President, Borel Construction Company, Inc.; President, Borel Properties, Inc. (real estate); President, Humble, LLC (real estate); Member/Manager, Humble II, LLC (real estate); Partner, JBO, LLC (real estate); Partner, JAMBO International, LLC (commercial real estate); Partner, Jamborita, LLC (commercial real estate); Partner, Neighbor’s Place Restaurant; Partner, The HAB Company, LC (real estate); Partner, Piedmont Professional Investments, LLC (real estate); Partner, A & K - BO, LLC (real estate); Partner, TABO International, LLC (real estate); Partner, Braxton Park, LLC (real estate); Partner, BOJAM, LLC (commercial real estate); Partner, New London Development Company (real estate); Partner, Lake Group, LLC (real estate); Member/Manager, Bootleggers Lynchburg, LLC (Restaurant).

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held
Stephen B. Cox Age 69	Trustee	Since 1995	All (consisting of seven portfolios)	Retired
G. Edgar Dawson III Age 61	Trustee	Since 1995	All (consisting of seven portfolios)	Shareholder, President and Director, Petty, Livingston, Dawson, & Richards, P.C. (law firm). Member, PLDR Properties, LLC (real estate)
Wayne C. Johnson Age 65	Trustee	Since 1988	All (consisting of seven portfolios)	Retired; Previously Vice President of Operations and Human Resources, C.B. Fleet Company, Inc. (pharmaceuticals).
David D. Jones Age 60	Secretary/Chief Compliance Officer	Since 2008	All (consisting of seven portfolios)	Co-founder and Managing Member, Drake Compliance, LLC (compliance consulting); founder and controlling shareholder, David Jones & Associates (law firm).
Charles D. Foster Age 57	Chief Financial Officer	Since 1988	All (consisting of seven portfolios)	Chief Financial Officer, Yorktown Management & Research Company, Inc.
M. Dennis Stratton Age 55	Controller	Since 1989	All (consisting of seven portfolios)	Controller, Yorktown Management & Research Company, Inc.

(*)	Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

Mr. David D. Basten and Mr. David M. Basten are considered to be “interested persons” (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust’s investment adviser or its affiliated entities.

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-544-6060.

SHAREHOLDER SERVICES

Yorktown Funds

c/o Ultimus Asset Services, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

(888) 933-8274

For Overnight Deliveries:

Yorktown Funds

c/o Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

EXECUTIVE OFFICES

Yorktown Funds

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

This report is submitted for the general
information of the shareholders of the Trust.
The report is not authorized for distribution to
prospective investors in the Trust unless preceded
or accompanied by an effective Prospectus.

www.yorktownfunds.com

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from a provision of this code of ethics to Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant hereby undertakes to provide to any person without charge, upon request, a copy of such code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-544-6060.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, although the Board has not determined that any of its members is an “audit committee financial expert” as such term is defined in Item 3 of Form N-CSR, the audit committee members collectively have sufficient financial expertise in business and finance, including the evaluation of the Registrant’s financial statements, supervision of the Registrant’s preparation of its financial statements, and oversight of the work of the Registrant’s independent auditors. Each of the members of the Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR. The Board determined that given the collective financial expertise of the audit committee members, it was not necessary to appoint an audit committee financial expert to the audit committee.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees: The aggregate fees billed for the fiscal years ended January 31, 2018 and January 31, 2017 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $116,000 and $115,000, respectively.

(b) Audit-Related Fees: The aggregate fees billed for the fiscal years ended January 31, 2018 and January 31, 2017 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c) Tax Fees: The aggregate fees billed for the fiscal years ended January 31, 2018 and January 31, 2017 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $23,000 and $23,000, respectively.

(d) All Other Fees: The aggregate fees billed for the fiscal years ended January 31, 2018 and January 31, 2017 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1) Pre-Approval Policies and Procedures. The Registrant’s Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2) Percentage of Services Approved by Audit Committee: There were no services described in each of paragraphs (b) through (d) of this Item (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Services: The aggregate non-audit fees billed during the fiscal years ended January 31, 2018 and January 31, 2017 by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $23,000 and $23,000, respectively.

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST
Date: April 5, 2018

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 5, 2018

/s/ David D. Basten
David D. Basten
President

Date: April 5, 2018

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer